UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811- 23312

Impact Shares Trust I

(Exact name of registrant as specified in charter)

2189 Broken Bend

Frisco, Texas 75034

(Address of principal executive offices)

Ethan Powell

2189 Broken Bend

Frisco, Texas 75034

(Name and address of agent for service)

COPY TO:

Brian McCabe

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199-3600

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-469-442-8424

Date of fiscal year end: June 30, 2022

Date of reporting period: June 30, 2022

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR § 270.30e-1), is attached hereto.

IMPACT SHARES TRUST I

Impact Shares YWCA Women’s Empowerment ETF

Impact Shares NAACP Minority Empowerment ETF

Impact Shares Sustainable Development Goals Global Equity ETF

Impact Shares Affordable Housing MBS ETF

Annual Report

June 30, 2022

Impact Shares Trust I

Each Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year or as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT is available on the Commission’s website at http://www.sec.gov.

A description of the policies and procedures that Impact Shares, Corp. uses to determine how to vote proxies relating to Fund securities, as well as information relating to how a Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-844-448-3383; and (ii) on the Commission’s website at http://www.sec.gov.

Impact Shares Trust I

Letter to Shareholders

June 30, 2022 (Unaudited)

Dear Impact Shares Funds Shareholder:

At Impact Shares we invest in change. Our equity ETFs help social advocacy organizations, our Impact Partners, translate their social values into an index which our funds seek to track, each fund is an investable product that is traded on the NYSE ARCA. Investing in our equity ETFs means committing to an index that reflects a set of criteria, defined by our Impact Partners, to promote ongoing engagement with the private sector improving corporate behavior relative to our Impact Partners’ goals and expectations. During the year we launched our first fixed income ETF which seeks to invest in the dignity of homeownership for traditionally underserved communities.

The indices which our equity ETFs seek to track are designed to exhibit risk and return characteristics similar to a broad equity market, while identifying specific large and mid-capitalization companies that display business practices and attributes reflective of social issues important to the respective Impact Partner. Generally, only the top scoring companies relative to the underlying index’s social criteria make it into the portfolio of approximately two hundred stocks. The Impact Partners work to educate and engage companies, investors and the general public on the effect and importance of the social metrics at issue. Thus, we strive to create improved social outcomes through our collaborations with these leading advocacy organizations. The rules-based strategies are intended to give corporations a road map to follow in order to be recognized as leaders in each respective cause and, at the same time, investors can feel confident that their capital will strive to allow a fund’s Impact Partner to actively advance its respective social issues.

By bringing together social advocacy organizations and the private sector, the funds intend to provide a vehicle for the Impact Partners to amplify and advance their respective missions in the private sector and help to advance society’s goals relative to specific social issues, using these social criteria as a common language.

Thank you for using your capital to make a difference and for choosing Impact Shares. We appreciate your support and are always here to answer your questions.

This letter contains the manager’s opinion. It should not be regarded as investment advice or recommendation of specific securities. Past performance is no guarantee of future results.

There are risks involved with investing, including possible loss of principal. There is no guarantee the Funds will achieve their objectives.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost, and current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please go to our website at www.impactetfs.org.

To determine if the Funds are appropriate investments for you, carefully consider the funds’ investment objectives, risk, and charges and expenses. This and other information can be found in the funds’ prospectuses, and if available, the summary prospectuses, which can be obtained by visiting www.impactetfs.org. Please read the prospectus, and if available, the summary prospectus, carefully before investing.

Impact Shares Trust I

Definition of Comparative Indices

June 30, 2022 (Unaudited)

The Morningstar Large Cap Blend consists of stocks in the top 70% of the capitalization of the U.S. equity market that are defined as large-cap. The blend style is assigned to portfolios where neither growth nor value characteristics predominate.

The Morningstar Minority Empowerment Index is designed to measure the performance of large and mid-capitalization companies that are “empowering to minorities,” and to exhibit risk and return characteristics similar to those of the Morningstar US Large-Mid Cap® Index.

The Morningstar U.S. Large-Mid Cap Index measures the performance of the U.S. equity market targeting the top 90% of stocks by market capitalization. One cannot invest directly in an index.

The Lipper Large-Cap Core Universe consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

The Morningstar® Women’s Empowerment Index is designed to measure the performance of U.S. large and mid- capitalization companies that are “empowering to women,” and to exhibit risk and return characteristics similar to those of the Morningstar US Large-Mid Cap Index.

The Morningstar Societal Development Index is designed to measure the performance of large and mid-capitalization companies globally that (i) display a commitment to the UN’s Sustainable Development Goals, (ii) adhere to the principles of the UN Global Compact, (iii) display a commitment to reducing poverty and supporting economic development globally and (iv) have exposure to countries with low levels of socioeconomic development.

The Lipper Global Large-Cap Core Universe consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) greater than 400% of the 75th market capitalization percentile of the S&P/Citigroup World Broad Market Index. Large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P / Citigroup World BMI.

The Morningstar® Global Markets Large–Mid Index is a free-float market-cap weighted index composed of the equity securities of publicly-traded companies encompassing the top 97% of stocks by market capitalization across 46 countries including both developed and emerging markets.

Impact Shares Trust I

Management Discussion of Fund Performance

June 30, 2022 (Unaudited)

WOMN

The Impact Shares YWCA Women’s Empowerment ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the performance of the Morningstar® Women’s Empowerment Index that is designed to measure the performance of U.S. large and mid-capitalization companies that are “empowering to women,” and to exhibit risk and return characteristics similar to those of the Morningstar US Large-Mid Cap® Index (the “Parent Index”). The Fund’s underlying benchmark is the Morningstar Women’s Empowerment Index (the “Underlying Index”). The Parent Index is our primary broad-market benchmark for the Fund’s performance. We also consider the Lipper Large-Cap Core Universe when evaluating the Fund’s performance. From July 1, 2021 through June 30, 2022 (the “Reporting Period”), the total return for the Fund was -11.98%, and the return for the Underlying Index was -11.32%. In comparison to the Fund’s performance, during the Reporting Period, the Parent Index’s total return was -13.61% and the total return of the Lipper Large-Cap Core Universe was -11.98%.

The trailing twelve months ending June 2022 was defined by the S&P 500 negative 20.6% performance during the first half of 2022, the worst start to a year in 50 years. Much of these downward trends can be attributed to a combination of Federal Reserve rate tightening and declining investor confidence. Even after the recent rout of tech stocks (the tech-heavy NASDAQ is down 29.5%), the top 6 holdings in the S&P 500 still make up 22% of the index, and 5 out of 6 of those holdings (TSLA is the only “non” technology stock out of those 6) are technology names, which typically experience a relatively high negative correlation with interest rates due to their terminal values representing a higher proportion of overall enterprise value.

The Fund outperformed the broad parent index and performed in line with the lipper category, with the removal of fossil fuel sectors and replacement with alternative energy being a top contributor as commodities rallied due to increased demand and supply constraints attributable to the war in the Ukraine. On an individual security level, the top negative detractors to the Fund’s performance during the Reporting Period were dominated by high growth technology companies Meta, Amazon and Paypal. The top positive contributors to the Fund’s performance during the Reporting Period were Verizon, Morgan Stanley and Bristol-Myers Squibb.

This letter contains the manager’s opinion. It should not be regarded as investment advice or recommendation of specific securities. Past performance is no guarantee of future results.

There are risks involved with investing, including possible loss of principal. There is no guarantee the Funds will achieve their objectives.

Impact Shares Trust I

Management Discussion of Fund Performance

June 30, 2022 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED JUNE 30, 2022
	ONE YEAR RETURN		THREE YEAR RETURN		ANNUALIZED INCEPTION TO DATE*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Impact Shares YWCA Women’s Empowerment ETF	-11.98%	-12.22%	14.62%	14.57%	12.55%	12.49%
Morningstar® Women’s Empowerment Index	-11.32%	-11.32%	10.20%	10.20%	8.93%	8.93%
Morningstar® US Large-Mid Cap Index	-13.61%	-13.61%	9.56%	9.56%	9.66%	9.66%

* Fund commenced operations on August 24, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Current performance may be lower or higher than the performance data shown above.

Impact Shares Trust I

Management Discussion of Fund Performance

June 30, 2022 (Unaudited)

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 2.

Impact Shares Trust I

Management Discussion of Fund Performance

June 30, 2022 (Unaudited)

NACP

The Impact Shares NAACP Minority Empowerment ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the performance of the Morningstar Minority Empowerment Index that is designed to measure the performance of large and mid-capitalization companies that are “empowering to communities of color,” and to exhibit risk and return characteristics similar to those of the Morningstar US Large-Mid Cap® Index (the “Parent Index”). The Fund’s underlying benchmark is the Morningstar Minority Empowerment Index (the “Underlying Index”). The Parent Index is our primary broad-market benchmark for the Fund’s performance. We also use the Lipper Large-Cap Core Universe when evaluating the Fund’s performance. From July 1, 2021 through June 30, 2022 (the “Reporting Period”), the total return for the Fund was -12.70%, and the return for the Underlying Index was -12.17%. In comparison to the Fund’s performance, during the Reporting Period the Parent Index’s total return was -13.61% and the total return of the Lipper Large-Cap Core Universe was -11.98%.

The trailing twelve months ending June 2022 was defined by the S&P 500 negative 20.6% performance during the first half of 2022, the worst start to a year in 50 years. Much of these downward trends can be attributed to a combination of Federal Reserve rate tightening and declining investor confidence. Even after the recent rout of tech stocks (the tech-heavy NASDAQ is down 29.5%), the top 6 holdings in the S&P 500 still make up 22% of the index, and 5 out of 6 of those holdings (TSLA is the only “non” technology stock out of those 6) are technology names, which typically experience a relatively high negative correlation with interest rates due to their terminal values representing a higher proportion of overall enterprise value.

The Fund outperformed the broad parent index and performed in line with the lipper category, with the removal of fossil fuel sectors and replacement with alternative energy being a top contributor as commodities rallied due to increased demand and supply constraints attributable to the war in the Ukraine. On an individual security level, the top negative detractors to the Fund’s performance during the Reporting Period were dominated by high growth technology companies Meta, Amazon and Paypal. The top positive contributors to the Fund’s performance during the Reporting Period were S&P Global, Morgan Stanley and Bristol-Myers Squibb.

This letter contains the manager’s opinion. It should not be regarded as investment advice or recommendation of specific securities. Past performance is no guarantee of future results.

There are risks involved with investing, including possible loss of principal. There is no guarantee the Funds will achieve their objectives.

Impact Shares Trust I

Management Discussion of Fund Performance

June 30, 2022 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED JUNE 30, 2022
	ONE YEAR RETURN		THREE YEAR RETURN		ANNUALIZED INCEPTION TO DATE*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Impact Shares NAACP Minority Empowerment ETF	-12.70%	-12.70%	11.48%	11.65%	10.57%	10.63%
Morningstar Minority Empowerment Index	-12.17%	-12.17%	8.79%	8.79%	8.55%	8.55%
Morningstar US Large-Mid Cap® Index	-13.61%	-13.61%	9.56%	9.56%	8.73%	8.73%

* Fund commenced operations on July 18, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Current performance may be lower or higher than the performance data shown above.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Impact Shares Trust I

Management Discussion of Fund Performance

June 30, 2022 (Unaudited)

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 2.

Impact Shares Trust I

Management Discussion of Fund Performance

June 30, 2022 (Unaudited)

SDGA

The Impact Shares Sustainable Development Goals Global Equity ETF (the “Fund”) seeks investment results that, before fees and expenses, track the performance of the Morningstar® Societal Development Index that is designed to measure the performance of large and mid-capitalization companies globally that (i) display a commitment to the UN’s Sustainable Development Goals, (ii) adhere to the principles of the UN Global Compact, (iii) display a commitment to reducing poverty and supporting economic development globally and (iv) have exposure to countries with low levels of socioeconomic development. The Fund seeks to exhibit risk and return characteristics similar to those of the Morningstar® Global Markets Large-Mid Index (the “Parent Index”). The Fund’s underlying benchmark is the Morningstar® Societal Development Index (the “Underlying Index”). The Parent Index is our primary broad-market benchmark for the Fund’s performance. We also use the Lipper Global Large-Cap Core Universe when evaluating the Fund’s performance. From July 1, 2021 through June 30, 2022 (the “Reporting Period”), the total return for the Fund was -12.29%, and the return for the Underlying Index was -13.18%. In comparison to the Fund’s performance, during the Reporting Period, total return of the Parent Index was -15.71%, and total return of the Lipper Global Large-Cap Core Universe Classification was -16.08%.

The trailing twelve months ending June 2022 was defined by the S&P 500 negative 20.6% performance during the first half of 2022, the worst start to a year in 50 years. Much of these downward trends can be attributed to a combination of Federal Reserve rate tightening and declining investor confidence. Even after the recent rout of tech stocks (the tech-heavy NASDAQ is down 29.5%), the top 6 holdings in the S&P 500 still make up 22% of the index, and 5 out of 6 of those holdings (TSLA is the only “non” technology stock out of those 6) are technology names, which typically experience a relatively high negative correlation with interest rates due to their terminal values representing a higher proportion of overall enterprise value.

The Fund outperformed the broad parent index and performed in line with the lipper category, with the removal of fossil fuel sectors and replacement with alternative energy being a top contributor as commodities rallied due to increased demand and supply constraints attributable to the war in the Ukraine. On an individual security level, the top negative detractors to the Fund’s performance during the Reporting Period were JP Morgan Chase, Intel and Salesforce. The top positive contributors to the Fund’s performance during the Reporting Period were Merk, Banco Santander and Fortescue Metals.

This letter contains the manager’s opinion. It should not be regarded as investment advice or recommendation of specific securities. Past performance is no guarantee of future results.

There are risks involved with investing, including possible loss of principal. There is no guarantee the Funds will achieve their objectives.

Impact Shares Trust I

Management Discussion of Fund Performance

June 30, 2022 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	AVERAGE TOTAL RETURN FOR THE YEAR ENDED JUNE 30, 2022
	ONE YEAR RETURN		THREE YEAR RETURN		ANNUALIZED INCEPTION TO DATE*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
Impact Shares Sustainable Development Goals Global Equity ETF	-12.29%	-12.17%	5.99%	6.16%	6.00%	6.27%
Morningstar Societal Development Index	-13.18%	-13.18%	4.94%	4.94%	5.16%	5.16%
Morningstar Global® Markets Large-Mid Index	-15.71%	-15.71%	6.47%	6.47%	5.73%	5.73%

* Fund commenced operations on September 20, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Current performance may be lower or higher than the performance data shown above.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Impact Shares Trust I

Management Discussion of Fund Performance

June 30, 2022 (Unaudited)

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 2.

Impact Shares Trust I

Management Discussion of Fund Performance

June 30, 2022 (Unaudited)

OWNS

The Impact Shares Affordable Housing MBS ETF (the “Fund”) seeks to approximate the broader agency mortgage-backed securities (MBS) market by investing in MBS backed by pools of mortgage loans made to minority families, low- and moderate-income (LMI) families, and/or families that live in persistent poverty areas. OWNS seeks to invest in the dignity of homeownership for these traditionally underserved communities. Home loans include those in census tracts where more than 50% of the population is non-white and at least 40% of the population is living at or below the poverty line. Additionally, OWNS will include loans in counties where 20% or more of the population has lived in poverty for more than 20 years and loans to minority borrowers or loans originated in a census tract where more than 50% of the population is a minority. OWNS also looks to invest in MBS backed by pools of loans sourced from non-traditional originators including Community Development Financial Institutions (CDFIs) and minority-owned banks. The Fund’s inception date was July 26, 2021. Since inception through June 30, 2022 (the “Reporting Period”), the total return for the Fund was –9.22%, and the return for the Lipper US Mortgage Funds was -8.31%.

The first half of 2022 was marked by extreme volatility in both the equity and fixed income markets. In the second quarter, we began to see the effects of higher interest rates and inflation take a toll on the economy. The rate of inflation continued to rise throughout the first half, accelerating through June to levels not seen since the early 1980s. Subsequently, the Federal Reserve (Fed) raised the federal funds rate in June by 0.75%, the greatest one-time increase in over 25 years, to 1.75%. Despite signals that the economy is slowing, the Fed has stated its intention to remain diligent in combatting inflation.

Second quarter asset flows seemed to support increased levels of market fear and concerns over the implications of higher-than-expected inflation. With credit spreads widening to levels not seen since 2012 and the worst half-year performance in the S&P 500 in 50 years, both the credit and stock markets looked to be signaling a recession. Estimates for second-half of 2022 economic growth have been lowered as evidence points to the stress of greater inflation and higher interest rates.

This letter contains the manager’s opinion. It should not be regarded as investment advice or recommendation of specific securities. Past performance is no guarantee of future results.

There are risks involved with investing, including possible loss of principal. There is no guarantee the Funds will achieve their objectives.

Impact Shares Trust I

Management Discussion of Fund Performance

June 30, 2022 (Unaudited)

Growth of a $10,000 Investment

(at Net Asset Value)

	AVERAGE TOTAL RETURN FOR THE PERIOD ENDED JUNE 30, 2022
	CUMULATIVE INCEPTION TO DATE*
	Net Asset Value	Market Price
Impact Shares Affordable Housing MBS ETF	-9.22%	-6.27%
Bloomberg U.S. MBS Index	-9.43%	-9.43%

* Fund commenced operations on July 26, 2021.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike a Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Current performance may be lower or higher than the performance data shown above.

There are no assurances that the Fund will meet its stated objectives.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See definition of comparative indices on page 2.

Impact Shares YWCA Women’s Empowerment ETF

Schedule of Investments

June 30, 2022

Sector Weightings (Unaudited)†:

† Percentages based on total investments.

Description	Shares	Fair Value

COMMON STOCK — 99.6%

Communication Services— 7.2%
AT&T	13,383	$280,508
Comcast, Cl A	8,505	333,736
Interpublic Group	739	20,345
Lumen Technologies	1,696	18,503
Meta Platforms, Cl A*	4,227	681,604
Omnicom Group	393	24,999
Paramount Global, Cl A	4	109
Paramount Global, Cl B	1,122	27,691
Verizon Communications	7,895	400,671
Walt Disney*	3,411	321,998
Warner Bros Discovery*	4,063	54,526

		2,164,690

Consumer Discretionary— 10.3%
Amazon.com*	10,920	1,159,813
Aptiv*	697	62,082
Autoliv	196	14,027
Best Buy	531	34,616
Carnival*	2,079	17,983
Deckers Outdoor*	67	17,108
eBay	1,635	68,131
Etsy*	306	22,402
Expedia Group*	386	36,604
Ford Motor	10,030	111,634
Gap	488	4,021
General Motors*	3,709	117,798

Description	Shares	Fair Value

Hasbro	326	$26,693
Hilton Worldwide Holdings	709	79,011
Lululemon Athletica*	291	79,330
Marriott International, Cl A	698	94,935
McDonald’s	1,944	479,935
PVH	173	9,844
Starbucks	3,092	236,198
Target	894	126,260
TJX	3,018	168,555
VF	819	36,175
Yum! Brands	751	85,246

		3,088,401

Consumer Staples— 8.5%
Archer-Daniels-Midland	1,062	82,411
Brown-Forman, Cl A	99	6,696
Brown-Forman, Cl B	344	24,135
Campbell Soup	371	17,827
Church & Dwight	458	42,438
Clorox	226	31,862
Coca-Cola	7,400	465,534
Colgate-Palmolive	1,592	127,583
Conagra Brands	895	30,645
Estee Lauder, Cl A	435	110,782
General Mills	1,143	86,239
Hershey	276	59,384
J M Smucker	207	26,498
Kellogg	480	34,243
Kimberly-Clark	636	85,955
Kraft Heinz	1,334	50,879
Kroger	1,260	59,636
Molson Coors Beverage, Cl B	350	19,079
PepsiCo	2,629	438,149
Procter & Gamble	4,584	659,133
Tyson Foods, Cl A	555	47,763
Walgreens Boots Alliance	1,360	51,544

		2,558,415

Energy— 5.5%
Baker Hughes, Cl A	1,694	48,906
Chevron	3,640	526,999
ConocoPhillips	2,452	220,214
Exxon Mobil	7,974	682,893
Occidental Petroleum	1,671	98,389
Phillips 66	866	71,003

		1,648,404

The accompanying notes are an integral part of the financial statements.

Impact Shares YWCA Women’s Empowerment ETF

Schedule of Investments

June 30, 2022

Description	Shares	Fair Value

Financials— 10.1%
Aflac	1,148	$63,519
Allstate	538	68,181
American Express	1,160	160,799
American International Group	1,594	81,501
Ameriprise Financial	207	49,200
Bank of America	13,455	418,854
Bank of New York Mellon	1,388	57,893
BlackRock, Cl A	265	161,396
Capital One Financial	775	80,748
Citigroup	3,708	170,531
Fifth Third Bancorp	1,282	43,075
First Republic Bank	339	48,884
Goldman Sachs Group	647	192,172
Hartford Financial Services Group	640	41,875
Huntington Bancshares	2,683	32,276
KeyCorp	1,735	29,894
Lincoln National	312	14,593
MetLife	1,337	83,950
Moody’s	304	82,679
Morgan Stanley	2,673	203,308
Northern Trust	388	37,434
Principal Financial Group	456	30,456
Progressive	1,112	129,292
Prudential Financial	722	69,081
Regions Financial	1,754	32,888
S&P Global	662	223,134
State Street	685	42,230
T Rowe Price Group	426	48,398
US Bancorp	2,553	117,489
Voya Financial	198	11,787
Wells Fargo	5,083	199,101

		3,026,618

Health Care— 19.3%
Abbott Laboratories	3,352	364,195
AbbVie	3,366	515,537
Agilent Technologies	565	67,105
AmerisourceBergen, Cl A	285	40,322
Amgen	1,059	257,655
Baxter International	981	63,010
Becton Dickinson	546	134,605
Biogen*	276	56,287
BioMarin Pharmaceutical*	338	28,010
Bristol-Myers Squibb	4,128	317,856
Cardinal Health	525	27,442
Cigna	620	163,382
CVS Health	2,510	232,577
Elevance Health	469	226,330

Description	Shares	Fair Value

Eli Lilly	1,516	$491,533
Embecta*	191	4,836
Gilead Sciences	2,336	144,388
Johnson & Johnson	5,043	895,183
Medtronic PLC	2,578	231,375
Merck	4,777	435,519
Pfizer	10,791	565,772
Quest Diagnostics	227	30,186
Regeneron Pharmaceuticals*	202	119,408
UnitedHealth Group	517	265,547
Vertex Pharmaceuticals*	477	134,414

		5,812,474

Industrials— 6.2%
3M	1,082	140,022
Booz Allen Hamilton Holding, Cl A	158	14,277
Caterpillar	1,017	181,799
Cummins	266	51,479
Delta Air Lines*	1,198	34,706
Eaton PLC	759	95,626
Emerson Electric	1,122	89,244
General Electric	2,083	132,624
Johnson Controls International PLC	1,324	63,393
Lyft, Cl A*	1,048	13,918
Nielsen Holdings PLC	659	15,302
Norfolk Southern	453	102,962
Owens Corning	185	13,747
Pentair	305	13,960
Robert Half International	200	14,978
Rockwell Automation	221	44,048
Southwest Airlines*	1,109	40,057
Sunrun*	681	15,908
TransUnion	360	28,797
Trex*	208	11,320
Union Pacific	1,219	259,988
United Parcel Service, Cl B	1,391	253,913
Verisk Analytics, Cl A	302	52,273
Waste Management	732	111,981
WW Grainger	81	36,809
Xylem	335	26,190

		1,859,321

Information Technology— 26.4%
Accenture PLC, Cl A	2,305	639,983
Adobe*	1,699	621,936
Autodesk*	786	135,161
Automatic Data Processing	791	166,142

The accompanying notes are an integral part of the financial statements.

Impact Shares YWCA Women’s Empowerment ETF

Schedule of Investments

June 30, 2022

Description	Shares	Fair Value

HP	3,859	$126,498
Intel	14,573	545,176
International Business Machines	3,286	463,950
Intuit	1,001	385,825
Keysight Technologies*	668	92,084
Mastercard, Cl A	1,623	512,024
Microsoft	5,665	1,454,942
Motorola Solutions	616	129,114
NVIDIA	3,978	603,025
PayPal Holdings*	2,120	148,061
QUALCOMM	3,955	505,212
Salesforce*	3,520	580,941
TE Connectivity	1,188	134,422
Visa, Cl A	3,131	616,462
Workday, Cl A*	694	96,868

		7,957,826

Materials— 2.1%
Air Products and Chemicals	414	99,558
Avery Dennison	155	25,090
Celanese, Cl A	203	23,875
Dow	1,390	71,738
DuPont de Nemours	964	53,579
Ecolab	471	72,421
International Flavors & Fragrances	491	58,488
International Paper	995	41,621
Mosaic	682	32,211
Newmont	1,535	91,593
PPG Industries	450	51,453

		621,627

Real Estate— 1.6%
CBRE Group, Cl A*	627	46,154
Equinix‡	170	111,693
Equity LifeStyle Properties‡	325	22,903
Essex Property Trust‡	124	32,427
Healthpeak Properties‡	1,002	25,962
Host Hotels & Resorts‡	1,334	20,917
Iron Mountain‡	547	26,633
Jones Lang LaSalle*	93	16,262
Mid-America Apartment Communities‡	218	38,078
STORE Capital‡	449	11,710
Ventas‡	749	38,521
VICI Properties‡	1,197	35,659
Welltower‡	822	67,692

		494,611

Description	Shares	Fair Value

Utilities— 2.4%
American Water Works	349	$51,921
CenterPoint Energy	1,187	35,112
CMS Energy	547	36,923
Consolidated Edison	672	63,907
Constellation Energy	30	1,718
Dominion Energy	1,548	123,546
Edison International	717	45,343
Entergy	380	42,803
Essential Utilities	438	20,082
Exelon	1,863	84,431
NiSource	737	21,734
PG&E*	2,862	28,563
PPL	1,423	38,606
Sempra Energy	616	92,566
UGI	389	15,019
Vistra	899	20,542

		722,816

Total Common Stock (Cost $33,441,207)	29,955,203

SHORT-TERM INVESTMENT — 0.4%
Invesco Government & Agency, Cl Institutional, 1.3800% (A)	106,088	106,088

Total Short-Term Investment (Cost $106,088)		106,088

Total Investments - 100.0% (Cost $33,547,295)		$30,061,291

Percentages are based on Net Assets of $30,068,718.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Rate shown represents the 7-day effective yield as of June 30, 2022.

Cl — Class

PLC — Public Limited Company

As of June 30, 2022, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

June 30, 2022

Sector Weightings (Unaudited)†:

† Percentages based on total investments.

Description	Shares	Fair Value

COMMON STOCK — 99.6%

Communication Services— 10.2%
Alphabet, Cl A*	391	$852,091
Alphabet, Cl C*	360	787,482
AT&T	17,253	361,623
Electronic Arts	668	81,262
Lumen Technologies	2,194	23,936
Meta Platforms, Cl A*	5,427	875,104
Twitter*	1,535	57,394
Verizon Communications	10,169	516,077
Warner Bros Discovery*	4,172	55,988

		3,610,957

Consumer Discretionary— 11.7%
Amazon.com*	13,160	1,397,724
Aptiv*	510	45,425
Autoliv	142	10,163
Chegg*	221	4,150
Dollar Tree*	397	61,873
eBay	1,199	49,962
Ford Motor	7,399	82,351
Gap	344	2,835
General Motors*	2,727	86,610
Hilton Worldwide Holdings	520	57,949
Home Depot	1,959	537,295
Lear	109	13,722
Lowe’s	1,266	221,132
Marriott International, Cl A	512	69,637

Description	Shares	Fair Value

MercadoLibre*	85	$54,134
NIKE, Cl B	2,407	245,995
Royal Caribbean Cruises*	419	14,627
Target	823	116,232
Tesla*	1,503	1,012,150
VF	599	26,458

		4,110,424

Consumer Staples— 4.7%
Archer-Daniels-Midland	981	76,126
Bunge	238	21,584
Bunge	5	453
Campbell Soup	341	16,385
Clorox	208	29,324
Coca-Cola	6,834	429,927
Constellation Brands, Cl A	291	67,820
Hormel Foods	489	23,159
J M Smucker	189	24,194
Kellogg	441	31,461
Kimberly-Clark	585	79,062
Kraft Heinz	1,229	46,874
Kroger	1,162	54,997
Molson Coors Beverage, Cl B	321	17,498
Mondelez International, Cl A	2,442	151,624
PepsiCo	2,427	404,484
Sysco	877	74,291
Tyson Foods, Cl A	513	44,149
Walgreens Boots Alliance	1,255	47,565

		1,640,977

Energy— 5.3%
Cheniere Energy	410	54,542
Chevron	3,365	487,185
ConocoPhillips	2,270	203,869
Devon Energy	1,082	59,629
Exxon Mobil	7,387	632,623
Hess	472	50,004
Kinder Morgan	3,365	56,397
Marathon Petroleum	1,003	82,457
ONEOK	775	43,012
Phillips 66	803	65,838
Valero Energy	712	75,671
Williams	2,113	65,947

		1,877,174

Financials— 7.5%
American Express	1,071	148,462
Aon PLC, Cl A	378	101,939

The accompanying notes are an integral part of the financial statements.

Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

June 30, 2022

Description	Shares	Fair Value

Bank of America	12,442	$387,320
Bank of New York Mellon	1,282	53,472
Charles Schwab	2,660	168,059
Citigroup	3,429	157,700
Huntington Bancshares	2,474	29,762
JPMorgan Chase	5,145	579,378
MetLife	1,234	77,483
Moody’s	281	76,424
Morgan Stanley	2,468	187,716
Nasdaq	201	30,661
PNC Financial Services Group	725	114,383
Prudential Financial	668	63,914
Regions Financial	1,619	30,356
S&P Global	611	205,944
Synchrony Financial	886	24,471
T Rowe Price Group	155	17,609
Travelers	427	72,219
Truist Financial	2,325	110,275

		2,637,547

Health Care— 15.6%
Abbott Laboratories	3,088	335,511
AbbVie	3,107	475,868
Agilent Technologies	520	61,760
Baxter International	905	58,128
Becton Dickinson	504	124,251
Biogen*	253	51,597
Boston Scientific*	2,527	94,181
Bristol-Myers Squibb	3,811	293,447
Cigna	573	150,997
CVS Health	2,318	214,786
Edwards Lifesciences*	1,115	106,025
Embecta*	79	2,000
Gilead Sciences	2,153	133,077
Illumina*	271	49,962
Johnson & Johnson	4,654	826,132
Laboratory Corp of America Holdings	162	37,966
Medtronic PLC	2,382	213,785
Merck	4,415	402,516
Pfizer	9,950	521,678
Quest Diagnostics	208	27,660
ResMed	255	53,456
Teleflex	83	20,406
Thermo Fisher Scientific	693	376,493
UnitedHealth Group	1,659	852,112

		5,483,794

Description	Shares	Fair Value

Industrials— 6.9%
3M	997	$129,022
American Airlines Group*	1,103	13,986
AMETEK	402	44,176
Boeing*	953	130,294
Booz Allen Hamilton Holding, Cl A	229	20,692
CSX	3,861	112,201
Cummins	245	47,415
Deere	489	146,441
Delta Air Lines*	1,103	31,954
Eaton PLC	699	88,067
Emerson Electric	1,035	82,324
Expeditors International of Washington	290	28,264
FedEx	430	97,485
General Electric	1,926	122,629
Honeywell International	1,198	208,224
Howmet Aerospace	657	20,663
Illinois Tool Works	501	91,307
JB Hunt Transport Services	148	23,305
Nordson	93	18,827
Northrop Grumman	257	122,992
Rockwell Automation	204	40,659
Southwest Airlines*	1,024	36,987
Stanley Black & Decker	280	29,361
Textron	381	23,268
Uber Technologies*	7,687	157,276
Union Pacific	1,123	239,513
United Airlines Holdings*	557	19,729
United Parcel Service, Cl B	1,284	234,381
United Rentals*	126	30,607
XPO Logistics*	168	8,091
Xylem	307	24,001

		2,424,141

Information Technology— 29.9%
Accenture PLC, Cl A	2,933	814,347
Apple	12,238	1,673,179
Automatic Data Processing	729	153,119
Cisco Systems	19,688	839,496
Dell Technologies, Cl C	1,329	61,413
HP	4,919	161,245
Intel	18,627	696,836
International Business Machines	4,194	592,151
Mastercard, Cl A	1,498	472,589
Micron Technology	5,139	284,084
Microsoft	6,373	1,636,778
NVIDIA	5,032	762,801
Palo Alto Networks*	367	181,276

The accompanying notes are an integral part of the financial statements.

Impact Shares NAACP Minority Empowerment ETF

Schedule of Investments

June 30, 2022

Description	Shares	Fair Value

PayPal Holdings*	1,951	$136,258
QUALCOMM	5,045	644,448
Salesforce*	4,482	739,709
Visa, Cl A	2,886	568,225
Western Union	661	10,887
Workday, Cl A*	884	123,389

		10,552,230

Materials— 1.7%
Albemarle	201	42,005
Alcoa	315	14,358
CF Industries Holdings	363	31,120
DuPont de Nemours	889	49,411
Eastman Chemical	220	19,749
Ecolab	435	66,886
FMC	216	23,114
Freeport-McMoRan, Cl B	2,560	74,905
International Flavors & Fragrances	454	54,080
Martin Marietta Materials	108	32,318
Mosaic	629	29,708
Newmont	1,416	84,493
PPG Industries	413	47,222
Vulcan Materials	231	32,825

		602,194

Real Estate— 1.7%
American Homes 4 Rent, Cl A‡	512	18,145
AvalonBay Communities‡	246	47,786
Crown Castle International‡	755	127,127
Duke Realty‡	663	36,432
Equinix‡	157	103,152
Equity Residential‡	599	43,260
Healthpeak Properties‡	922	23,889
Prologis‡	680	80,002
Regency Centers‡	265	15,717
Ventas‡	689	35,435
Welltower‡	758	62,421

		593,366

Utilities— 4.4%
AES	1,149	24,140
Alliant Energy	434	25,437
American Electric Power	884	84,811
American Water Works	320	47,606
Avangrid	111	5,119
CMS Energy	503	33,952
Consolidated Edison	618	58,772

Description	Shares	Fair Value

Constellation Energy	11	$630
Dominion Energy	1,428	113,969
DTE Energy	339	42,968
Duke Energy	1,355	145,270
Edison International	661	41,802
Entergy	349	39,311
Eversource Energy	601	50,766
Exelon	1,716	77,769
FirstEnergy	991	38,045
NextEra Energy	3,441	266,540
NiSource	677	19,965
NRG Energy	421	16,070
PPL	1,309	35,513
Public Service Enterprise Group	887	56,129
Sempra Energy	567	85,203
Southern	1,874	133,635
WEC Energy Group	551	55,453
Xcel Energy	936	66,231

		1,565,106

Total Common Stock (Cost $36,582,463)	35,097,910

SHORT-TERM INVESTMENT — 0.4%
Invesco Government & Agency, Cl Institutional, 1.3800% (A)	129,891	129,891

Total Short-Term Investment (Cost $129,891)	129,891

Total Investments - 100.0% (Cost $36,712,354)		$35,227,801

Percentages are based on Net Assets of $35,236,442.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Rate shown represents the 7-day effective yield as of June 30, 2022.

Cl — Class

PLC — Public Limited Company

As of June 30, 2022, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For more information on valuation inputs, see Note 2 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Impact Shares Sustainable Development Goals Global Equity ETF

Schedule of Investments

June 30, 2022

Sector Weightings (Unaudited)†:

† Percentages based on total investments.

Description	Shares	Fair Value

COMMON STOCK — 97.1%

Australia — 3.3%
Aurizon Holdings	64	$168
Australia & New Zealand Banking Group	2,145	32,617
Brambles	1,166	8,620
Cromwell Property Group‡	2,113	1,101
Dexus‡	893	5,474
Downer EDI	671	2,339
Fortescue Metals Group	1,312	15,875
Iluka Resources	405	2,639
Mirvac Group‡	3,288	4,482
National Australia Bank	2,473	46,754
Newcrest Mining	692	9,978
OZ Minerals	283	3,469
Qantas Airways*	874	2,697
QBE Insurance Group	1,184	9,930
Scentre Group‡	4,191	7,492
South32	3,719	10,114
Stockland‡	2,007	5,001
Vicinity Centres‡	3,446	4,365

Total Australia		173,115

Austria — 0.1%
Mondi PLC	384	6,801
Raiffeisen Bank International*	109	1,181

Total Austria		7,982

Description	Shares	Fair Value

Burkina Faso — 0.0%
Endeavour Mining	135	$2,797

Total Burkina Faso		2,797

Canada — 6.0%
Agnico Eagle Mines	316	14,464
Air Canada*	288	3,589
B2Gold	958	3,245
Bank of Nova Scotia	922	54,567
CAE*	263	6,481
Gildan Activewear	161	4,634
Kinross Gold	1,085	3,861
Ritchie Bros Auctioneers	94	6,116
Royal Bank of Canada	1,078	104,383
Stantec	95	4,162
Thomson Reuters	131	13,657
Toronto-Dominion Bank	1,387	90,955
Yamana Gold	870	4,049

Total Canada		314,163

Chile — 0.1%
Lundin Mining	554	3,512

Total Chile		3,512

China — 0.1%
China Eastern Airlines, Cl H*	5,950	2,282
China Southern Airlines, Cl H*	4,125	2,387
COSCO SHIPPING Holdings, Cl H	3,041	4,247

Total China		8,916

France — 2.9%
AXA	1,630	36,999
BNP Paribas	898	42,691
Covivio‡	38	2,109
ICADE‡	26	1,268
Kering	59	30,302
Societe Generale	1,712	37,479
Valeo	186	3,591

Total France		154,439

Germany — 3.5%
Bayerische Motoren Werke	256	19,708
Commerzbank*	788	5,521
Merck KGaA	105	17,716
SAP	866	78,891
Siemens	637	64,812

Total Germany		186,648

The accompanying notes are an integral part of the financial statements.

Impact Shares Sustainable Development Goals Global Equity ETF

Schedule of Investments

June 30, 2022

Description	Shares	Fair Value

Hong Kong — 0.2%
Hong Kong & China Gas	8,450	$9,100

Total Hong Kong		9,100

Italy — 1.4%
Intesa Sanpaolo	29,134	54,345
UniCredit	2,505	23,797

Total Italy		78,142

Japan — 3.3%
Asics	218	3,941
Astellas Pharma	1,369	21,340
Bridgestone	452	16,490
Canon	779	17,712
DMG Mori	202	2,501
East Japan Railway	285	14,573
Eisai	234	9,874
Fast Retailing	47	24,622
FUJIFILM Holdings	295	15,824
Fujitsu	135	16,880
Konica Minolta	780	2,604
Mizuho Financial Group	1,857	21,118
NEC	226	8,778

Total Japan		176,257

Mexico — 0.5%
Cemex*	13,115	5,120
Grupo Aeroportuario del Sureste, Cl B	227	4,475
Wal-Mart de Mexico	4,050	13,937

Total Mexico		23,532

Netherlands — 0.4%
ABN AMRO Bank	329	3,694
Koninklijke Philips	719	15,488

Total Netherlands		19,182

Norway — 0.4%
DNB Bank	690	12,368
Norsk Hydro	1,169	6,547
SpareBank 1 SR-Bank	247	2,676

Total Norway		21,591

Philippines — 0.2%
AC Energy	867	127
Ayala	289	3,154
International Container Terminal Services	1,078	3,607

Total Philippines		6,888

Description	Shares	Fair Value

Romania — 0.1%
NEPI Rockcastle	594	$3,180

Total Romania		3,180

Singapore — 0.1%
BOC Aviation	383	3,219
Olam Group	1,192	1,304

Total Singapore		4,523

South Africa — 0.8%
Anglo American Platinum	58	5,080
Gold Fields	780	7,336
Impala Platinum Holdings	702	7,816
Kumba Iron Ore	103	3,328
Nedbank Group	472	6,013
Scatec	183	1,573
Standard Bank Group	1,059	10,101
Vodacom Group	702	5,658

Total South Africa		46,905

Spain — 1.1%
Acciona	20	3,678
Atlantica Sustainable Infrastructure PLC	7	226
Banco Santander	12,099	34,082
Industria de Diseno Textil	898	20,318

Total Spain		58,304

Switzerland — 3.7%
Barry Callebaut	3	6,693
Holcim	407	17,416
Novartis	1,925	163,030
Sonova Holding	47	14,967

Total Switzerland		202,106

Tanzania — 0.1%
AngloGold Ashanti	377	5,678

Total Tanzania		5,678

Thailand — 0.4%
Airports of Thailand*	3,930	7,892
Delta Electronics Thailand	462	4,352
SCB X	1,556	4,577
Siam Cement	369	3,903

Total Thailand		20,724

United Kingdom — 3.5%
abrdn	1,688	3,285
Burberry Group PLC	322	6,432
Investec PLC	506	2,740
ITV	2,721	2,162

The accompanying notes are an integral part of the financial statements.

Impact Shares Sustainable Development Goals Global Equity ETF

Schedule of Investments

June 30, 2022

Description	Shares	Fair Value

Lloyds Banking Group PLC	57,028	$29,372
NatWest Group	4,056	10,778
Ninety One PLC	69	166
Pearson PLC	585	5,339
Pennon Group	207	2,400
Unilever PLC	2,848	129,002

Total United Kingdom		191,676

United States — 64.9%
Communication Services— 4.5%
Alphabet, Cl A*	78	169,982
Alphabet, Cl C*	32	69,999
Interpublic Group	6	165

		240,146

Consumer Discretionary— 7.0%
Ford Motor	3,040	33,835
Gap	179	1,475
General Motors*	1,075	34,142
Lululemon Athletica*	96	26,171
McDonald’s	586	144,672
NIKE, Cl B	1,009	103,120
VF	257	11,352
Yum! Brands	230	26,107

		380,874

Consumer Staples— 10.4%
Colgate-Palmolive	663	53,133
Mondelez International, Cl A	1,084	67,306
Nestle	2,244	261,951
PepsiCo	1,052	175,326

		557,716

Financials— 8.0%
Bank of America	5,521	171,869
Hannon Armstrong Sustainable Infrastructure Capital‡	5	189
JPMorgan Chase	2,030	228,598
Moody’s	129	35,084
Morgan Stanley	2	152

		435,892

Health Care— 17.5%
AbbVie	1,382	211,667
Edwards Lifesciences*	492	46,784

Description	Shares	Fair Value

Elevance Health	188	$90,725
GlaxoSmithKline PLC	4,087	87,840
Johnson & Johnson	1,954	346,854
Medtronic PLC	1,049	94,148
Roche Holding - GENUS	167	55,725
Viatris, Cl W*	957	10,020

		943,763

Industrials— 3.4%
AECOM	114	7,435
American Airlines Group*	517	6,556
CSX	1,745	50,710
Nielsen Holdings PLC	292	6,780
Nordson	43	8,705
Otis Worldwide	336	23,745
Regal Rexnord	55	6,244
Signify	103	3,414
United Airlines Holdings*	256	9,067
United Parcel Service, Cl B	191	34,865
Verisk Analytics, Cl A	129	22,328
Xylem	143	11,180

		191,029

Information Technology— 13.1%
Accenture PLC, Cl A	500	138,825
Cisco Systems	3,308	141,053
Dell Technologies, Cl C	230	10,628
Enphase Energy*	2	391
First Solar*	3	205
Hewlett Packard Enterprise	1,018	13,499
HP	855	28,027
Intel	3,164	118,365
NVIDIA	48	7,276
QUALCOMM	880	112,411
Salesforce*	747	123,285
SolarEdge Technologies*	1	274
VMware, Cl A*	2	228
Western Digital*	248	11,118

		705,585

Materials— 0.7%
Newmont	683	40,755

The accompanying notes are an integral part of the financial statements.

Impact Shares Sustainable Development Goals Global Equity ETF

Schedule of Investments

June 30, 2022

Description	Shares/Number of Warrants	Fair Value

Real Estate— 0.3%
Healthpeak Properties‡	429	$11,115
Weyerhaeuser‡	224	7,419

		18,534

Utilities— 0.0%
Brookfield Renewable, Cl A	5	178

Total United States		3,514,472

Total Common Stock (Cost $5,784,077)		5,233,832

PREFERRED STOCK — 0.1%

Germany — 0.1%
Bayerische Motoren Werke(A)	45	3,188

Total Germany		3,188

Total Preferred Stock (Cost $3,726)		3,188

WARRANT — 0.0%
Occidental Petroleum Expires, 8/6/27 Strike Price $22.00*	14	517

Total Warrant (Cost $644)		517

SHORT-TERM INVESTMENT — 0.3%
Invesco Government & Agency, Cl Institutional, 1.3800% (B)	17,467	17,467

Total Short-Term Investment (Cost $17,467)		17,467

Total Investments - 97.5% (Cost $5,805,914)		$5,255,004

Percentages are based on Net Assets of $5,391,405.

‡	Real Estate Investment Trust.
*	Non-income producing security.
(A)	There is currently no rate available.
(B)	Rate shown represents the 7-day effective yield as of June 30, 2022.

Cl — Class

PLC — Public Limited Company

As of June 30, 2022, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance under U.S. Generally Accepted Accounting Principles.

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Impact Shares Affordable Housing MBS ETF

Schedule of Investments

June 30, 2022

Sector Weightings (Unaudited)†:

†	Percentages based on total investments.

Description	Face Amount	Fair Value

MORTGAGE-BACKED SECURITIES — 92.2%

Agency Mortgage-Backed Obligations — 92.2%
FHLMC
6.000%,12/01/2023	$101,443	$106,290
5.500%,02/01/2029	97,250	101,079
5.000%,03/01/2050	26,456	27,227
4.500%, 01/01/2049 to 03/01/2050	697,810	703,194
4.000%, 04/01/2048 to 05/01/2052	1,651,830	1,649,296
3.500%, 10/01/2051 to 05/01/2052	1,943,206	1,872,563
3.000%, 09/01/2034 to 05/01/2052	7,954,775	7,458,305
2.500%, 08/01/2051 to 02/01/2052	5,957,145	5,384,577
2.000%, 08/01/2035 to 12/01/2051	11,971,185	10,694,789
1.500%,08/01/2036	462,077	420,796
FNMA
5.500%,04/01/2031	143,662	149,221
5.000%, 12/01/2048 to 03/01/2050	484,846	498,109
4.500%, 11/01/2048 to 06/01/2052	1,408,996	1,418,584
4.000%, 07/01/2048 to 05/01/2052	3,324,375	3,302,229
3.500%, 06/01/2028 to 06/01/2052	6,591,868	6,419,974
3.000%, 04/01/2025 to 05/01/2052	3,908,529	3,726,450
2.500%, 05/01/2026 to 04/01/2052	16,492,684	15,095,350
2.000%, 04/01/2036 to 02/01/2052	18,776,224	16,581,909
1.500%, 10/01/2036 to 09/01/2051	1,669,678	1,432,357
GNMA
5.000%,03/20/2050	160,207	165,828
4.500%,02/20/2050	437,849	448,009
4.000%, 10/20/2050 to 01/20/2051	1,018,178	1,018,645
3.500%,12/20/2050	2,042,711	1,996,987

Description	Face Amount/Shares	Fair Value

3.000%,03/20/2050	$2,586,421	$2,449,589
2.500%,08/20/2051	1,625,077	1,479,506

Total Mortgage-Backed Securities (Cost $94,023,424)		84,600,863

SHORT-TERM INVESTMENT — 7.7%
Morgan Stanley Institutional Liquidity Fund, Government Portfolio, Cl Institutional, 1.3400% (A)	7,089,497	7,089,497

Total Short-Term Investment (Cost $7,089,497)		7,089,497

Total Investments - 99.9% (Cost $101,112,921)		$91,690,360

Percentages are based on Net Assets of $91,812,313.

(A)	Rate shown represents the 7-day effective yield as of June 30, 2022.

Cl — Class

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Mortgage-Backed Securities	$—	$84,600,863	$—	$84,600,863
Short-Term Investment	7,089,497	—	—	7,089,497

Total Investments in Securities	$7,089,497	$84,600,863	$—	$91,690,360

For more information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Assets and Liabilities

June 30, 2022

	Impact Shares YWCA Women’s Empowerment ETF	Impact Shares NAACP Minority Empowerment ETF
Assets:
Investments, at Cost	$33,547,295	$36,712,354

Investments, at Fair Value	$30,061,291	$35,227,801
Dividends Receivable	24,981	22,839
Reclaims Receivable	1,189	516

Total Assets	30,087,461	35,251,156

Liabilities:
Advisory Fees Payable	18,743	14,714

Total Liabilities	18,743	14,714

Net Assets	$30,068,718	$35,236,442

Net Assets Consist of:
Paid-in Capital	$31,356,460	$36,131,912
Total Accumulated Loss	(1,287,742)	(895,470)

Net Assets	$30,068,718	$35,236,442

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	1,075,001	1,275,000
Net Asset Value, Offering and Redemption Price Per Share	$27 .97	$27 .64

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Assets and Liabilities

June 30, 2022

	Impact Shares Sustainable Development Goals Global Equity ETF	Impact Shares Affordable Housing MBS ETF
Assets:
Investments, at Cost	$5,805,914	$101,112,921

Investments, at Fair Value	$5,255,004	$91,690,360
Cash and Cash Equivalents	307	—
Foreign Currency, at Value (Cost $130,479 and $–)	119,541	—
Reclaims Receivable	12,433	—
Dividend and Interest Receivable	7,568	226,479
Receivable for Sub-Adviser Expense Reimbursement	—	23,105

Total Assets	5,394,853	91,939,944

Liabilities:
Advisory Fees Payable	3,444	22,639
Payable for Trustees’ Fee	—	10,000
Unrealized loss on spot contracts	4	—
Payable for Legal Fees	—	8,414
Payable for Exchange Listing Fees	—	10,000
Payable due to Administrator	—	4,528
Payable for Printing Fees	—	10,000
Payable for Miscellaneous Fees	—	7,889
Payable for Insurance Fees	—	10,000
Payable for Registration Fees	—	9,542
Payable for Audit Fees	—	25,000
Other Accrued Expenses	—	9,619

Total Liabilities	3,448	127,631

Net Assets	$5,391,405	$91,812,313

Net Assets Consist of:
Paid-in Capital	$5,775,924	$102,935,761
Total Accumulated Loss	(384,519)	(11,123,448)

Net Assets	$5,391,405	$91,812,313

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	250,001	5,150,000
Net Asset Value, Offering and Redemption Price Per Share	$21 .57	$17 .83

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Operations

Year ended June 30, 2022

	Impact Shares YWCA Women’s Empowerment ETF	Impact Shares NAACP Minority Empowerment ETF

Investment Income:
Dividend Income	$531,944	$554,075
Less: Foreign Taxes Withheld	(223)	(8)

Total Investment Income	531,721	554,067

Expenses:
Advisory Fees	252,236	182,310

Total Expenses	252,236	182,310

Net Investment Income	279,485	371,757

Net Realized Gain on:
Investments	3,201,122	1,015,412

Net Realized Gain on Investments and Foreign Currency Transactions	3,201,122	1,015,412

Net Change in Unrealized Depreciation:
Investments	(7,917,685)	(6,871,089)

Net Change in Unrealized Depreciation on Investments and Foreign Currency Translation	(7,917,685)	(6,871,089)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency Transactions	(4,716,563)	(5,855,677)

Net Decrease in Net Assets Resulting from Operations	$(4,437,078)	$(5,483,920)

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Operations

Year/Period ended June 30, 2022

	Impact Shares Sustainable Development Goals Global Equity ETF	Impact Shares Affordable Housing MBS ETF(1)
Investment Income:
Dividend Income	$146,714	$28,388
Less: Foreign Taxes Withheld	(11,376)	—
Interest Income	–	954,159

Total Investment Income	135,338	982,547

Expenses:
Advisory Fees	42,219	264,557
Trustee Fees	—	10,000
Administration fees	—	58,116
Audit fees	—	25,000
Legal fees	—	22,917
Custodian Fees	—	32,024
Pricing fees	—	7,652
Printing Fees	—	10,000
Registration fees	—	9,542
Exchange Listing Fees	—	10,000
Transfer Agent Fees	—	1,561
Other Fees	—	20,124

Total Expenses	42,219	471,493

Less:
Advisory Waiver	—	(66,139)
Sub-Adviser Expense Reimbursement	—	(141,005)

Net Expenses	42,219	264,349

Net Investment Income	93,119	718,198

Net Realized Gain (Loss) on:
Investments	189,085	(687,053)
Foreign Currency Transactions	(4,463)	—

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	184,622	(687,053)

Net Change in Unrealized Depreciation:
Investments	(998,361)	(9,422,561)
Foreign Currency Translation	(11,449)	—

Net Change in Unrealized Depreciation on Investments and Foreign Currency Translation	(1,009,810)	(9,422,561)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(825,188)	(10,109,614)

Net Decrease in Net Assets Resulting from Operations	$(732,069)	$(9,391,416)

(1) Commenced operations on July 26, 2021.

Amounts designated as “-” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Changes in Net Assets

	Impact Shares YWCA Women’s Empowerment ETF
	Year ended June 30, 2022	Year ended June 30, 2021
Operations:
Net Investment Income	$279,485	$102,403
Net Realized Gain on Investments	3,201,122	1,269,849
Net Change in Unrealized Appreciation (Depreciation) on Investments	(7,917,685)	3,863,812

Net Increase (Decrease) in Net Assets Resulting from Operations	(4,437,078)	5,236,064

Distributions	(1,236,425)	(770,423)

Capital Share Transactions:
Issued	9,454,889	17,681,768
Redeemed	(3,274,454)	–

Increase in Net Assets from Capital Share Transactions	6,180,435	17,681,768

Total Increase in Net Assets	506,932	22,147,409

Net Assets:
Beginning of Year	29,561,786	7,414,377

End of Year	$30,068,718	$29,561,786

Share Transactions:
Issued	275,000	575,000
Redeemed	(100,000)	–

Net Increase in Shares Outstanding from Share Transactions	175,000	575,000

Amounts designated as “-” are $0.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Changes in Net Assets

	Impact Shares NAACP Minority Empowerment ETF
	Year ended June 30, 2022	Year ended June 30, 2021
Operations:
Net Investment Income	$371,757	$188,380
Net Realized Gain on Investments	1,015,412	882,950
Net Change in Unrealized Appreciation (Depreciation) on Investments	(6,871,089)	5,143,120

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,483,920)	6,214,450

Distributions	(1,258,151)	(317,178)

Capital Share Transactions:
Issued	10,960,006	20,185,823
Redeemed	(856,098)	–

Increase in Net Assets from Capital Share Transactions	10,103,908	20,185,823

Total Increase in Net Assets	3,361,837	26,083,095

Net Assets:
Beginning of Year	31,874,605	5,791,510

End of Year	$35,236,442	$31,874,605

Share Transactions:
Issued	325,000	725,000
Redeemed	(25,000)	–

Net Increase in Shares Outstanding from Share Transactions	300,000	725,000

Amounts designated as “-” are $0.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statements of Changes in Net Assets

	Impact Shares Sustainable Development Goals Global Equity ETF
	Year ended June 30, 2022	Year ended June 30, 2021
Operations:
Net Investment Income	$93,119	$48,037
Net Realized Gain on Investments and Foreign Currency Transactions	184,622	580,112
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translations	(1,009,810)	556,082

Net Increase (Decrease) in Net Assets Resulting from Operations	(732,069)	1,184,231

Distributions	(645,717)	(65,595)

Capital Share Transactions:
Issued	1,313,720	1,328,612

Increase in Net Assets from Capital Share Transactions	1,313,720	1,328,612

Total Increase (Decrease) in Net Assets	(64,066)	2,447,248

Net Assets:
Beginning of Year	5,455,471	3,008,223

End of Year	$5,391,405	$5,455,471

Share Transactions:
Issued	50,000	50,000

Net Increase in Shares Outstanding from Share Transactions	50,000	50,000

Amounts designated as “-” are $0.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Statement of Changes in Net Assets

Impact Shares Affordable Housing MBS ETF
Period Ended June 30, 2022(1)
Operations:
Net Investment Income	$718,198
Net Realized Loss on Investments	(687,053)
Net Change in Unrealized Depreciation on Investments	(9,422,561)

Net Decrease in Net Assets Resulting from Operations	(9,391,416)

Distributions	(1,732,032)

Capital Share Transactions:
Issued	107,781,233
Redeemed	(4,845,472)

Increase in Net Assets from Capital Share Transactions	102,935,761

Total Increase in Net Assets	91,812,313

Net Assets:
Beginning of Period	—

End of Period	$91,812,313

Share Transactions:
Issued	5,400,000
Redeemed	(250,000)

Net Increase in Shares Outstanding from Share Transactions	5,150,000

(1)	Commenced operations on July 26, 2021.

Amount designated as “-” is $0.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Financial Highlights

Selected Per Share Data & Ratios

For the year/period ended June 30,

For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distributions from Net Investment Income ($)	Distributions from Net Realized Capital Gains ($)	Return of Capital ($)	Total Distributions ($)	Net Asset Value, End of Period ($)	Market Price, End of Period ($)	Total Return(%)(1)	Net Assets End of Period ($) (000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)(2)
Impact Shares YWCA Women’s Empowerment ETF
2022	32.85	0.27	(3.99)	(3.72)	(0.27)	(0.89)	—	(1.16)	27.97	27.92	(11.98)	30,069	0.75		0.83		36
2021	22.81	0.21	11.59	11.80	(0.47)	(1.29)	—	(1.76)	32.85	32.88	52.85	29,562	0.75	(9)	0.73		39
2020	20.63	0.28	2.16	2.44	(0.26)	—	—	(0.26)	22.81	22.77	11.92	7,414	0.75	(8)	1.30		47
2019(3)	20.00	0.27	0.63	0.90	(0.25)	(0.02)	—^	(0.27)	20.63	20.62	4.71	4,126	0.76	(4)(5)	1.60	(4)	7
Impact Shares NAACP Minority Empowerment ETF
2022	32.69	0.33	(4.25)	(3.92)	(0.32)	(0.81)	—	(1.13)	27.64	27.70	(12.70)	35,236	0.49		1.00		35
2021	23.17	0.30	9.68	9.98	(0.35)	(0.11)	—	(0.46)	32.69	32.76	43.35	31,875	0.50	(10)	1.03		49
2020	21.16	0.28	1.97	2.25	(0.24)	—	—	(0.24)	23.17	23.23	10.71	5,792	0.75	(8)	1.27		25
2019(6)	20.00	0.28	1.17	1.45	(0.28)	(0.01)	—	(0.29)	21.16	21.11	7.37	2,222	0.75	(4)(7)	1.46	(4)	19

Amounts designated as “-” are $0.

*	Per share data calculated using average shares method.
^	Amount is less than $0.005.
(1)

Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
(3)	Commenced operations on August 24, 2018.
(4)	Annualized.
(5)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 2.24% for the period ended June 30, 2019.

(6)	Commenced operations on July 18, 2018.
(7)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 1.66% for the period ended June 30, 2019.

(8)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 1.11% for the year ended June 30, 2020.

(9)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 0.86% for the year ended June 30, 2021.

(10)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 0.61% for the year ended June 30, 2021.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Financial Highlights

Selected Per Share Data & Ratios

For the year/period ended June 30,

For a Share Outstanding Throughout the Year/Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distributions from Net Investment Income ($)	Distributions from Net Realized Capital Gains ($)	Total Distributions ($)	Net Asset Value, End of Period ($)	Market Price, End of Period ($)	Total Return(%)(1)	Net Assets End of Period ($) (000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)(2)
Impact Shares Sustainable Development Goals Global Equity ETF
2022	27.28	0.43	(3.27)	(2.84)	(0.39)	(2.48)	(2.87)	21.57	21.78	(12.29)	5,391	0.75		1.65		30
2021	20.05	0.30	7.33	7.63	(0.35)	(0.05)	(0.40)	27.28	27.51	38.16	5,455	0.75	(7)	1.21		77
2020	20.54	0.35	(0.70)	(0.35)	(0.14)	—	(0.14)	20.05	20.00	(1.75)	3,008	0.75	(6)	1.72		41
2019(3)	20.00	0.32	0.60	0.92	(0.38)	—	(0.38)	20.54	20.66	4.67	1,027	0.75	(4)(5)	2.08	(4)	25
Impact Shares Affordable Housing MBS ETF
2022(8)	20.00	0.14	(1.97)	(1.83)	(0.34)	—	(0.34)	17.83	17.88	(9.22)	91,812	0.30	(4)(9)	0.81	(4)	78

Amounts designated as “-” are $0.

*	Per share data calculated using average shares method.
(1)

Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(2)	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
(3)	Commenced operations on September 20, 2018.
(4)	Annualized.
(5)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 1.38% for the period ended June 30, 2019.

(6)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 1.27% for the year ended June 30, 2020.

(7)

The ratio of Expenses to Average Net Assets includes the voluntary expense reimbursements (See Note 3). If these reimbursements were excluded, the ratio would have been 0.86% for the year ended June 30, 2021.

(8)	Commenced operations on July 26, 2021.
(9)	The ratio of Expenses to Average Net Assets excluding waivers is 0.53% for the period ended June 30, 2022.

The accompanying notes are an integral part of the financial statements.

Impact Shares Trust I

Notes to Financial Statements

June 30, 2022

1. ORGANIZATION

Impact Shares Trust I (the “Trust”), is an open-end management investment company organized as a Delaware statutory trust pursuant to a Declaration of Trust dated May 19, 2016. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with four separate exchange-traded funds or series. The financial statements herein and the related notes are those of Impact Shares YWCA Women’s Empowerment ETF (the “Women’s ETF”), Impact Shares NAACP Minority Empowerment ETF (the “Minority ETF”), Impact Shares Sustainable Development Goals Global Equity ETF (the “Sustainable Development ETF”) and the Impact Shares Affordable Housing MBS ETF (the “Affordable Housing ETF”) (each a “Fund” and collectively, the “Funds”). The Women’s ETF, Minority ETF and the Sustainable Development ETF each seek to provide investment results that, before fees and expenses, track the total return performance of the Morningstar® Women’s Empowerment Index, the Morningstar® Minority Empowerment Index and the Morningstar® Societal Development Index (the “Underlying Indices” or “Index”), respectively. The primary investment objective of the Affordable Housing MBS ETF is to generate current income. The Funds are classified as “non-diversified” funds under the 1940 Act. Impact Shares, Corp. (the “Adviser”) serves as the investment adviser for the Funds and is subject to the supervision of the Board of Trustees (the “Board”). The Adviser is responsible for managing the investment activities of the Funds, the Funds’ business affairs and other administrative matters. The Adviser is a nonprofit corporation organized under the laws of Texas and is tax exempt under Section 501(c)(3) of the Internal Revenue Code.

The Women’s ETF commenced operations on August 24, 2018.

The Minority ETF commenced operations on July 18, 2018.

The Sustainable Development ETF commenced operations on September 20, 2018.

The Affordable Housing ETF commenced operations on July 26, 2021.

Shares of the Funds (“Shares”) are listed and traded on NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Funds, including Affordable Housing ETF, will issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, each of which currently comprises 50,000 shares (“Creation Units”) or such other amount as may be from time to time determined to be in the best interests of a Fund by the President of the Fund (The President of the Funds has determined that it is in the best interests of the Minority ETF, Women’s ETF and Sustainable Development ETF, that the size of a creation unit in each of these Funds remain at 25,000 shares indefinitely). Creation Units will be issued and redeemed principally in-kind for securities included in the Funds’ Underlying Indices. Once created, Shares will trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds:

Use of Estimates — The Funds are registered investment companies under Accounting Standard Codification in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.

Impact Shares Trust I

Notes to Financial Statements

June 30, 2022

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using spot currency exchange rates. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, if the Funds’ Fair Value Committee concludes it approximates fair value after taking into account factors such as credit, liquidity and interest rate conditions as well as issuer specific factors. Foreign securities listed on foreign exchanges are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the fair value of these investments may change on days when you cannot buy or redeem shares of the Fund. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker. Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established and implemented by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active

Impact Shares Trust I

Notes to Financial Statements

June 30, 2022

markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value during the year or period ended June 30, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year or period ended June 30, 2022, there have been no significant changes to the Funds’ fair valuation methodologies.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof. As of and during the year or period ended June 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. For the year or period ended June 30, 2022, the Funds did not recognize any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders — The Funds intend to declare and pay dividends of net investment income quarterly and to pay any capital gain distributions on an annual basis. All distributions are recorded on ex-dividend date.

Cash and Cash Equivalents — Idle cash may be swept into various time deposits and is classified as cash and cash equivalents on the Statement of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Impact Shares Trust I

Notes to Financial Statements

June 30, 2022

Cash Overdraft Charges — Per the terms of an agreement with the Bank of New York Mellon, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge. Cash overdraft charges are included in other fees on the Statements of Operations.

Deferred Offering Costs — Offering costs of the Fund, including costs of printing the initial prospectus, legal, and registration fees, are being amortized to expense over a twelve month period. As of June 30, 2022, the Affordable Housing MBS ETF has $7,816 remaining to be amortized.

Creation Units — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares currently comprised of 50,000 shares for the Affordable Housing ETF and 25,000 shares for the remaining Funds. Shares (each such block of Shares for the Funds are called a “Creation Unit” or multiples thereof). Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $500 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day. Creations and redemptions are also subject to an additional variable charge of up to 1% of the net asset value per Creation Unit, inclusive of the standard transaction fee, for (i) in-kind creations or redemptions effected outside the normal Clearing Process, (ii) in whole or partial cash creations, (iii) in whole or partial cash redemptions or (iv) non-standard orders. The variable component is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction. In all cases, the Transaction Fee will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities. The Fund may determine not to charge the variable portion of a Transaction Fee on certain orders when Impact Shares has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order. The variable portion of a Transaction Fee may be higher or lower than the trading expenses incurred by a Fund with respect to the transaction.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Funds’ distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The size of a creation unit for a Fund may be changed from time to time in the future if determined to be in the best interests of a Fund by the President of the Fund.

Impact Shares Trust I

Notes to Financial Statements

June 30, 2022

If a Creation Unit is purchased or redeemed in cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown based on the NAV as of June 30, 2022:

	Creation Unit Shares	Creation Transaction Fee	Value	Redemption Transaction Fee
Impact Shares YWCA Women’s Empowerment ETF	25,000	$500	$699,250	$500
Impact Shares NAACP Minority Empowerment ETF	25,000	500	691,000	500
Impact Shares Sustainable Development Goals Global Equity ETF	25,000	500	539,250	500
Affordable Housing MBS ETF	50,000	500	891,500	500

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other asset and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settle dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Indemnifications — In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

3. AGREEMENTS

Investment Advisory Agreement

The Adviser serves as investment adviser to the Funds, pursuant to an investment advisory agreement (“Advisory Agreement”). The Adviser arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

Impact Shares Corp. has entered into the following three separate advisory agreements with the series of the Trust at the advisory fee rates noted below:

Amended & Restated Investment Advisory Agreement*, Dated July 16, 2021:

Impact Shares YWCA Women’s Empowerment ETF 0.75%

Impact Shares NAACP Minority Empowerment ETF 0.49%

Impact Shares Sustainable Development Goals Global Equity ETF 0.75%

*	The advisory fee was 0.75% for all three funds prior to amended advisory agreement dated July 16, 2021.

Impact Shares Trust I

Notes to Financial Statements

June 30, 2022

Investment Advisory Agreement, Dated July 16, 2021:

Impact Shares Affordable Housing MBS ETF 0.30%

For the services it provides to the Women’s ETF, Minority ETF and the Sustainable Development ETF, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of average daily net assets of the Women’s ETF and the Sustainable Development ETF, and 0.49% of average daily net assets with respect to Minority ETF. Under the Advisory Agreement, the Adviser is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except for: (i) distribution and service fees payable pursuant to a Rule 12b-1 plan, if any; (ii) taxes and governmental fees, if any, levied against a Fund; (iii) brokerage fees and commissions, and other portfolio transaction expenses incurred by or for a Fund; (iv) expenses of a Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; costs, including interest expenses, of borrowing money or engaging in other types of leverage financing; (v) extraordinary expenses, including extraordinary legal expenses, as may arise, including, without limitation, expenses incurred in connection with litigation, proceedings, other claims, contractual arrangements with Partner Charities and the legal obligations of a Fund to indemnify its Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; and (vi) expenses of a Fund which are capitalized in accordance with generally accepted accounting principles (the “Excluded Expenses”).

Certain officers or interested trustees of the Trust are also officers or employees of the Advisor or its affiliates. They receive no fees for serving as officers of the Trust.

For the services it provides to the Affordable Housing ETF, the Fund pays the Adviser an annual fee, payable monthly, at the rate of 0.30% of the Fund’s Average Daily Managed Assets. The Adviser has voluntarily agreed to waive all advisory fees payable by the Affordable Housing ETF under the Advisory Agreement in excess of 0.25% of the average daily managed net assets of the Affordable Housing ETF until the Affordable Housing ETF’s net assets are greater than $100 million.

Sub-Advisory Agreement

The Adviser has entered into a Sub-advisory Agreement with Community Capital Trust, Inc. (“CCM”) (the “Sub-Advisory Agreement”). Under the terms of the Sub-Advisory Agreement, CCM acts as Sub-Adviser to the Affordable Housing ETF. In such capacity, CCM, subject to the supervision of the Adviser and the Board, regularly shall provide the Fund with portfolio management, investment research, advice, and supervision and shall furnish continuously an investment program, consistent with the investment objective and policies of the Fund. The Sub-Adviser shall determine, from time to time, what securities shall be purchased for the Fund, what securities shall be held or sold by the Fund, and what portion of the Fund’s assets shall be held uninvested in cash, subject always to the investment objective, policies, and restrictions of the Fund, as each of the same from time to time shall be in effect. To carry out these obligations, the Sub-Adviser can exercise full discretion and act for the Adviser in the same manner and with the same force and effect as the Adviser itself might or could do with respect to purchases, sales, or other transactions.

The Adviser pays the Sub-Adviser, as compensation for the Sub-Adviser’s services, a fee equal to 0.25% of the Fund’s Average Daily Managed Assets. The Fund has no responsibility for any fee payable to the Sub-Adviser. The Sub-Adviser has agreed to assume the Fund’s organization and offering costs. The Fund does not have an obligation to reimburse the Sub-Adviser for organization and offering costs paid on its behalf. CCM has contractually agreed to limit the total annual operating

Impact Shares Trust I

Notes to Financial Statements

June 30, 2022

expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Investment Company Act of 1940, as amended, taxes, brokerage commissions and other transaction costs, interest payments, acquired fund fees and expenses, extraordinary expenses and dividend expenses on short sales) of the Fund to 0.30% through July 30, 2022. This contract may not be terminated without the action or consent of the Fund’s Board of Trustees.

The Fund is a party to contractual arrangements with various parties, including, among others, the Fund’s investment adviser, administrator, distributor, and shareholder servicing agent, who provide services to the Fund. Shareholders are not parties to, or intended (“third-party”) beneficiaries of, any such contractual arrangements, and such contractual arrangements are not intended to create in any individual shareholder or group of shareholders any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Fund.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Funds’ custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Funds have adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average net assets each year for certain distribution-related activities. For the year or period ended June 30, 2022, no fees were charged by the Distributor under the Plan. No payments have yet been authorized by the Board, nor are any such expected to be made by a Fund under the Plan during the current fiscal year.

For the year or period ended June 30, 2022, the Trustees of the Funds are paid $40,000 annually in aggregate and the fee is allocated equally to each of the Funds. The trustee fees are the responsibility of the Adviser for the Women’s ETF, Minority ETF, and Sustainable Development ETF under the investment advisory agreement dated July 16, 2021 for those Funds. The trustee fees for the Affordable Housing ETF are the responsibility of the Fund and are presented on the Statement of Operations.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Funds’ Administrator pursuant to an Administration Agreement. The Bank of New York Mellon (the “Custodian” and “Transfer Agent”) serves as the Funds’ Custodian and Transfer Agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Funds pays these fees.

Impact Shares Trust I

Notes to Financial Statements

June 30, 2022

Certain officers of the Trust may also be officers of the Administrator or its affiliates. They receive no fees for serving as officers of the Trust.

4. INVESTMENT TRANSACTIONS

For the year or period ended June 30, 2022, the purchases and sales of investments in securities, excluding in-kind transactions and short-term securities were:

	Purchases	Purchases - U.S. Govt.	Sales	Sales - U.S. Govt.
YWCA Women’s Empowerment ETF	$12,075,643	$-	$13,110,942	$-
NAACP Minority Empowerment ETF	12,872,458	-	13,649,743	-
Sustainable Development Goals Global Equity ETF	1,645,385	-	2,138,260	-
Affordable Housing MBS ETF	-	164,520,405	-	68,631,381

For the year or period ended June 30, 2022, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain/(Loss)
YWCA Women’s Empowerment ETF	$9,404,223	$3,252,055	$922,508
NAACP Minority Empowerment ETF	10,892,585	847,046	325,365
Sustainable Development Goals Global Equity ETF	1,178,366	-	-
Affordable Housing MBS ETF	-	-	-

For the year or period ended June 30, 2021, in-kind transactions associated with creations and redemptions were:

	Purchases	Sales and Maturities	Realized Gain/(Loss)
YWCA Women’s Empowerment ETF	$18,655,967	$-	$-
NAACP Minority Empowerment ETF	19,754,503	-	-
Sustainable Development Goals Global Equity ETF	1,130,595	-	-

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences primarily consist of reclassification of foreign currency translations, reclassification of long term capital gain distribution on REITs, paydown gain (loss), investments in

Impact Shares Trust I

Notes to Financial Statements

June 30, 2022

PFICs and in-kind redemptions. The permanent differences that are credited or charged to distributable earnings or Paid in Capital as of June 30, 2022 are primarily related to in-kind redemption gain/loss.

	Distributable Earnings/ (Loss)	Paid-in Capital
YWCA Women’s Empowerment ETF	$(922,507)	$922,507
NAACP Minority Empowerment ETF	(325,365)	325,365

The tax character of dividends and distributions paid during the last two fiscal years ending June 30, were as follows:

	Ordinary Income	Long-Term Capital Gain	Total
YWCA Women’s Empowerment ETF
2022	$787,659	$448,766	$1,236,425
2021	665,602	104,821	770,423

NAACP Minority Empowerment ETF
2022	$1,026,449	$231,702	$1,258,151
2021	290,187	26,991	317,178

Sustainable Development Goals Global Equity ETF
2022	$98,098	$547,619	$645,717
2021	39,855	25,740	65,595

Affordable Housing MBS ETF*
2022	$1,732,032	$-	$1,732,032

*	The period covered is from July 26, 2021 to June 30, 2022.

As of June 30, 2022, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Capital Loss Carryforwards	Post October Losses	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences	Total Distributable Earnings/(Loss)
YWCA Women’s Empowerment ETF	$911,568	$1,463,528	—	—	$(3,662,836)	$(2)	$(1,287,742)
NAACP Minority Empowerment ETF	397,130	460,743	—	—	(1,753,343)	—	(895,470)
Sustainable Development Goals Global Equity ETF	67,514	127,187	—	—	(579,325)	105	(384,519)
Affordable Housing MBS ETF	60,588	—	(467,660)	(1,281,762)	(9,434,612)	(2)	(11,123,448)

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains.

Impact Shares Trust I

Notes to Financial Statements

June 30, 2022

Funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital. Capital loss carryforwards are as follows:

	Short-Term Loss	Long-Term Loss	Total
Affordable Housing MBS ETF	$467,660	$-	$467,660

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Funds at June 30, 2022, were as follows:

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
YWCA Women’s Empowerment ETF	$33,724,127	$1,878,782	$(5,541,618)	$(3,662,836)
NAACP Minority Empowerment ETF	36,981,144	2,897,003	(4,650,346)	(1,753,343)
Sustainable Development Goals Global Equity ETF	5,822,880	220,083	(799,408)	(579,325)
Affordable Housing MBS ETF	101,124,972	2,042	(9,436,654)	(9,434,612)

The book/tax difference on cost is primarily related to wash sale adjustments.

6. RISKS OF INVESTING IN THE FUNDS

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Funds will invest at least 80% of their total assets in securities of the Index, which reflects the performance of an investable universe of publicly-traded companies that directly or indirectly provide services or support to ETFs, including but not limited to the management, servicing, trading or sale of ETFs (“ETF Activities”).

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any investment company, there is no guarantee that the Fund will achieve its goal.

Active Investment Management Risk (Affordable Housing ETF only) - The Fund is actively managed. The Adviser’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security or investment strategy.

Asset Class Risk (All Funds) - The securities in an Underlying Index or in a Fund’s portfolio may underperform the returns of other securities or indices that track other countries, regions, industries, groups of industries, markets, asset classes or sectors. Various types of securities or indices tend to experience cycles of outperformance and underperformance in comparison to general securities markets.

Impact Shares Trust I

Notes to Financial Statements

June 30, 2022

Brexit (Impact Shares Sustainable Development Goals Global Equity ETF only) - In June 2016, the United Kingdom approved a referendum to leave the European Union (commonly known as “Brexit”). On January 31, 2020, the United Kingdom left the European Union and during a transition period that ended on December 31, 2020, negotiated an agreement that governs the terms of the ongoing relationship between the United Kingdom and the European Union. At present the political and economic consequences of Brexit remain uncertain. Given the size and importance of the United Kingdom’s economy, uncertainty about its legal, political, and economic relationship with the remaining member states of the European Union may continue to be a source of instability. Moreover, other countries may seek to withdraw from the European Union and/or abandon the euro, the common currency of the European Union. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. Whether or not a Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments.

Call Risk (Affordable Housing ETF only) - Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The Fund is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The Fund would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the Fund’s income.

Cash Transaction Risk (All Funds) - The Funds can effect creations and redemptions principally for cash, rather than for in-kind securities. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Funds currently can effect redemptions for cash, rather than for in-kind securities, they may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. The Funds may recognize a capital gain on these sales that might not have been incurred if the Funds had made a redemption in-kind, and this may decrease the tax efficiency of the Funds compared to ETFs that utilize an in-kind redemption process.

Counterparty Risk (All Funds) - The Funds may engage in transactions in securities and financial instruments that involve counterparties. Counterparty risk is the risk that a counterparty (the other party to a transaction or an agreement or the party with whom a Fund executes transactions) to a transaction with a Fund may be unable or unwilling to make timely principal, interest, settlement or margin payments, or otherwise honor its obligations. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the affected Fund’s income or the value of its assets may decrease. A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances. In an attempt to limit the counterparty risk associated with such transactions, the Funds conduct business only with financial institutions judged by the Adviser to present acceptable credit risk.

Credit Risk (Affordable Housing ETF only) - An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Impact Shares Trust I

Notes to Financial Statements

June 30, 2022

Derivatives Risk (All Funds) - Derivatives Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument may not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) derivative contracts, including options, may expire worthless and the use of derivatives may result in losses to the Fund, (3) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, (4) derivatives not traded on an exchange may be subject to credit risk, for example, if the counterparty does not meet its obligations (see also “Counterparty Risk”), and (5) derivatives not traded on an exchange may be subject to liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. As a general matter, when the Fund establishes certain derivative instrument positions, such as certain futures and options contract positions, it will segregate liquid assets (such as cash, U.S. Treasury bonds or commercial paper) equivalent to the Fund’s outstanding obligations under the contract or in connection with the position. In addition, recent legislation has called for a new regulatory framework for the derivatives market. The impact of the new regulations are still unknown, but has the potential to increase the costs of using derivatives, may limit the availability of some forms of derivatives or the Fund’s ability to use derivatives, and may adversely affect the performance of some derivative instruments used by the Fund as well as the Fund’s ability to pursue its investment objective through the use of such instruments.

Derivatives Risk – Futures Contracts Risk (All Funds). A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks.

Derivatives Risk – Options Risk (All Funds). Options are derivatives that give the purchaser the option to buy (call) or sell (put)an underlying reference from or to a counterparty at a specified price (the strike price) on or before an expiration date. By investing in options, the Fund is exposed to the risk that it may be required to buy or sell the underlying reference at a disadvantageous price on or before the expiration date. Options may involve economic leverage, which could result in greater volatility in price movement. The Fund’s losses could be significant, and are potentially unlimited for certain types of options. Options may be traded on a securities exchange or in the over the-counter market. At or prior to maturity of an options contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in options prices. Options can increase the Fund’s risk exposure to underlying references and their attendant risks.

Impact Shares Trust I

Notes to Financial Statements

June 30, 2022

Emerging Markets Risk (Impact Shares Sustainable Development Goals Global Equity ETF only) - Investing in issuers located in or tied economically to emerging markets is subject to the same risks as foreign market investments, generally to a greater extent. The Fund will be subject to these risks to an even greater extent, to the extent the Fund invests in issuers exposed to countries defined as “low income” or “lower middle income” by the World Bank or as a “Least Developed Country” by the United Nations. These countries typically confront severe structural impediments to sustainable development and are highly vulnerable to economic and environmental shocks and have low levels of human assets. Emerging markets may have additional risks including greater fluctuations in market values and currency exchange rates; increased risk of default; greater social, economic, and political uncertainty and instability; increased risk of nationalization, expropriation, or other confiscation of assets of issuers to which the Fund may be exposed; increased risk of embargoes or economic sanctions on a country, sector, or issuer; greater governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on non-U.S. investment, capital controls and limitations on repatriation of invested capital, dividends, interest, and other income, and on the Fund’s ability to exchange local currencies for U.S. dollars; lower levels of liquidity; inability to purchase and sell investments or otherwise settle security or derivative transactions; greater risk of issues with share registration and safe custody; unavailability of currency hedging techniques; differences in, or lack of, auditing and financial reporting standards and resulting unavailability of material information about issuers; slower clearance and longer settlement; and difficulties in obtaining and/or enforcing legal judgments.

Additionally a foreign issuer is not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those in the United States. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.

Exchange-Traded Funds Risk (All Funds) - The price movement of an exchange-traded fund may not exactly track the underlying index and may result in a loss. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company when the Fund invests in shares of another investment company.

Equity Investing Risk (All Funds, except Affordable Housing ETF) - The market prices of equity securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. The value of a security may decline for a number of reasons that may directly relate to the issuer, such as management performance, financial leverage, non-compliance with regulatory requirements, and reduced demand for the issuer’s goods or services. The values of equity securities also may decline due to general industry or market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Ethnic Diversity Risk (Impact Shares NAACP Minority Empowerment ETF only) - The returns on a portfolio of securities that excludes companies that are not ethnically diverse may trail the returns on a portfolio of securities that includes companies that are not ethnically diverse. Investing only in a

Impact Shares Trust I

Notes to Financial Statements

June 30, 2022

portfolio of securities that are ethnically diverse may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Extension Risk (Affordable Housing ETF only) - Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

Fee Risk (All Funds) - Because the fees paid by a Fund to Impact Shares are based on the average daily value of the total assets of such Fund, less all accrued liabilities of such Fund (other than the amount of any outstanding borrowings constituting financial leverage), Impact Shares has a financial incentive to cause the Funds to utilize leverage, which creates a conflict of interest between Impact Shares, on the one hand, and the shareholders of the Funds, on the other hand.

Foreign Securities Risk (Impact Shares Sustainable Development Goals Global Equity ETF only) - Investments in securities of non-U.S. issuers involve certain risks not involved in domestic investments (for example, fluctuations in foreign exchange rates (for non-U.S. securities not denominated in U.S. dollars); future foreign economic, financial, political and social developments; nationalization; exploration or confiscatory taxation; smaller markets; different trading and settlement practices; less governmental supervision; and different accounting, auditing and financial recordkeeping standards and requirements) that may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These risks are magnified for investments in issuers tied economically to emerging markets, the economies of which tend to be more volatile than the economies of developed markets. In addition, investments by the Fund in non-U.S. securities may be subject to withholding and other taxes imposed by foreign countries on dividends, interest, capital gains, or other income or proceeds. Those taxes will reduce the Fund’s yield on any such securities.

Futures Contracts Risk (All Funds) - Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a price, date and time specified when the contract is made. Funds, such as the Funds, that use futures contracts, which are a type of derivative, are subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Gender Diversity Risk (Impact Shares YWCA Women’s Empowerment ETF only) - The returns on a portfolio of securities that excludes companies that are not gender diverse may trail the returns on a portfolio of securities that includes companies that are not gender diverse. Investing only in a portfolio of securities that are gender diverse may affect the Fund’s exposure to certain types of investments and may adversely impact the Fund’s performance depending on whether such investments are in or out of favor in the market.

Geographic Risk (Impact Shares Sustainable Development Goals Global Equity ETF only) - To the extent the Fund’s investments in a single country or a limited number of countries represent a large

Impact Shares Trust I

Notes to Financial Statements

June 30, 2022

percentage of the Fund’s assets, the Fund will be subject to the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance and the Fund’s shares may be subject to increased price volatility.

Income Risk (Affordable Housing ETF only) - The Fund’s income may decline when interest rates fall or if there are defaults in the mortgage loans underling the securities in its portfolio. This decline can occur because the Fund may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the Fund otherwise needs to purchase additional debt securities.

Illiquid Securities Risk (All Funds) - Illiquid investments may be difficult to resell at approximately the price they are valued in the ordinary course of business within seven days. When investments cannot be sold readily at the desired time or price, a Fund may have to accept a much lower price, may not be able to sell the investment at all or may be forced to forego other investment opportunities, all of which may adversely impact a Fund’s returns. Illiquid investments also may be subject to valuation risk.

Index Performance Risk (All Funds, except Affordable Housing ETF) - Each Fund is linked to an index maintained by a third party provider unaffiliated with the Funds or the Adviser. There can be no guarantee or assurance that the methodology used by the third party provider to create the index will result in the Funds achieving high, or even positive, returns. Further, there can be no guarantee that the methodology underlying the index or the daily calculation of the index will be free from error. It is also possible that the value of the index may be subject to intentional manipulation by third-party market participants. The particular indices used by the Funds may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Funds.

Industry Concentration Risk (All Funds, except Affordable Housing ETF) - Because each Fund may invest 25% or more of the value of its assets in an industry or group of industries to the extent that the Underlying Index concentrates in an industry or group of industries, the Fund’s performance largely depends on the overall condition of such industry or group of industries and the Fund is susceptible to economic, political and regulatory risks or other occurrences associated with that industry or group of industries.

Inflation Risk (All Funds) - Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Intellectual Property Risk (All Funds, except Affordable Housing ETF) - The Funds rely on licenses that permit the Adviser to use the Underlying Indices and associated trade names, trademarks and service marks, as well as the partner nonprofits’ names and logos (the “Intellectual Property”) in connection with the investment strategies of each respective Fund and/or in marketing and other materials for each Fund. Such licenses may be terminated, and, as a result, the relevant Fund may lose its ability to use the Intellectual Property. In the event a license is terminated or the license provider does not have rights to license the Intellectual Property, the operations of such Fund may be adversely affected.

Interest Rate Risk (Affordable Housing ETF only) - Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to

Impact Shares Trust I

Notes to Financial Statements

June 30, 2022

the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security’s price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security’s expected life on a present value basis, taking into account the debt security’s yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration. As of the date of this Prospectus, the United States is experiencing a low interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. To the extent that the Fund invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential future changes in government policy may affect interest rates.

Limited Fund Size Risk (All Funds) - The Funds may not attract sufficient assets to achieve or maximize investment and operational efficiencies and remain viable. If a Fund fails to achieve sufficient scale, it may be liquidated.

Liquidity Risk (Affordable Housing ETF only) - The Fund may hold certain investments that may trade over-the-counter or in limited volume or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value. The prices of illiquid securities may be more volatile than more liquid investments. The risks associated with illiquid securities may be greater in times of financial stress.

Management Risk (All Funds) - Management risk is the risk associated with the fact that the Fund relies on the Adviser’s ability to achieve its investment objective. The Adviser is a non-profit organization with limited personnel and financial resources. The relative lack of resources may increase the Fund’s management risk.

Market Price Variance Risk (All Funds) - Fund shares are listed for trading on NYSE Arca, Inc. (the “Exchange”) and can be bought and sold in the secondary market at prevailing market prices. The market prices of shares will fluctuate in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of Shares may deviate significantly from NAV during periods of market volatility. The Adviser cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. In addition, the securities held by the Fund may be traded in markets that close at a different time than NYSE. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when NYSE is open but after the applicable market closing, fixing or settlement times, bid-ask

Impact Shares Trust I

Notes to Financial Statements

June 30, 2022

spreads and the resulting premium or discount to the Shares’ NAV may widen. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which could cause a material decline in the Fund’s NAV. In times of market stress, market makers and authorized participants may step away from their respective roles in making a market in Fund shares or in executing purchase and redemption orders, which could lead to variances between the market price of Fund shares and the underlying value of those shares. Also, in stressed market conditions, the market for Fund shares may become less liquid in response to deteriorating liquidity of the Fund’s portfolio holdings, which could lead to differences between the market price of the Fund’s shares and the underlying value of those shares. During periods of high market volatility, a Fund share may trade at a significant discount to its NAV, and in these circumstances certain types of brokerage orders may expose an investor to an increased risk of loss. A “stop order,” sometimes called a “stop-loss order,” may cause a Fund share to be sold at the next prevailing market price once the “stop” level is reached, which during a period of high volatility can be at a price that is substantially below NAV. By including a “limit” criteria with your brokerage order, you may be able to limit the size of the loss resulting from the execution of an ill-timed stop order. The Fund’s shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund’s primary listing is maintained, and may otherwise be made available to non-U.S. investors through funds or structured investment vehicles similar to depositary receipts. There can be no assurance that the Fund’s shares will continue to trade on any such stock exchange or in any market or that the Fund’s shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund’s shares may be less actively traded in certain markets than in others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades for execution. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular U.S. market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those purchasing and redeeming directly with the Fund.

Mid-Cap Company Risk (All Funds, except Affordable Housing ETF) - Investing in securities of mid-cap companies may entail greater risks than investments in larger, more established companies. Mid-cap companies tend to have more narrow product lines, more limited financial resources and a more limited trading market for their stocks, as compared with larger companies. As a result, their stock prices may decline significantly as market conditions change.

Mortgage-Related Securities Risk (Affordable Housing ETF only) - Mortgage-related securities are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk. However, these investments make the Fund more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Mortgage-related securities are also significantly affected by the rate of prepayments and modifications of the mortgage loans underlying those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage related securities are particularly sensitive to prepayment risk, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities. As the timing and amount of prepayments cannot be accurately predicted, the timing of changes in the rate of prepayments of the mortgage loans may

Impact Shares Trust I

Notes to Financial Statements

June 30, 2022

significantly affect the Fund’s actual yield to maturity on any mortgage-related securities. Along with prepayment risk, mortgage-related securities are significantly affected by interest rate risk.

Non-Diversification Risk (All Funds) - Due to the nature of the Funds’ investment strategies and their non-diversified status (for purposes of the 1940 Act), the Funds may invest a greater percentage of their respective assets in the securities of fewer issuers than a “diversified” fund, and accordingly may be more vulnerable to changes in the value of those issuers’ securities. Since the Funds invest in the securities of a limited number of issuers, the Funds are particularly exposed to adverse developments affecting those issuers, and a decline in the market value of a particular security held by a Fund is likely to affect such Fund’s performance more than if such Fund invested in the securities of a larger number of issuers. Although the Funds will be “non-diversified” for purposes of the 1940 Act, the Funds intend to comply with the diversification requirements under Subchapter M of the Code in order to be eligible to qualify as a regulated investment company.

Operational and Technology Risk (All Funds) - Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, index providers, Authorized Participants, market makers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Passive Investment Risk (All Funds, except Affordable Housing ETF) - The Funds are not actively managed and may be affected by a general decline in market segments included in the applicable Underlying Indices. The Funds invest in securities included in, or representative of, each Fund’s respective Underlying Index regardless of such security’s investment merits. The Adviser does not attempt to take defensive positions under any market conditions, including during declining markets.

Prepayment Risk (Affordable Housing ETF only) - Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as the Fund may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in the Fund to change.

Securities Market Risk (All Funds) - Securities market risk is the risk that the value of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. The profitability of a Fund substantially depends upon the Adviser correctly assessing the future price movements of stocks, bonds, loans, options on stocks, and other securities and the movements of interest rates. The Adviser cannot guarantee that it will be successful in accurately predicting price movements. The market prices of equities may decline for reasons that directly relate to the issuing company (such as poor management performance or reduced demand for its goods or services), factors that affect a particular industry (such as a decline in demand, labor or raw material shortages, or increased production costs) or general market conditions not specifically related to a company or industry (such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally, or natural and environmental disasters and systemic market dislocations). The spread of infectious disease including epidemics and pandemics such as the recent COVID-19 outbreak, the novel respiratory disease also known as “coronavirus,” also could affect the economies of many nations in ways that cannot necessarily be foreseen. The coronavirus has resulted in travel restrictions and disruptions, closed borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery,

Impact Shares Trust I

Notes to Financial Statements

June 30, 2022

quarantines, event cancellations and restrictions, service cancellations or reductions, disruptions to business operations, supply chains and customer activity, lower consumer demand for goods and services, as well as general concern and uncertainty that has negatively affected the economic environment. The impact of this outbreak and any other epidemic or pandemic that may arise in the future could adversely affect the economies of many nations or the entire global economy, the financial performance of individual issuers, borrowers and sectors and the health of capital markets and other markets generally in potentially significant and unforeseen ways. This crisis or other public health crises may also exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty. The foregoing could lead to a significant economic downturn or recession, increased market volatility, a greater number of market closures, higher default rates and adverse effects on the values and liquidity of securities or other assets. Such impacts, which may vary across asset classes, may adversely affect the performance of the Fund’s investments, the Fund and your investment in the Fund.

In addition, the increasing popularity of passive index-based investing may have the potential to increase security price correlations and volatility. As passive strategies generally buy or sell securities based simply on inclusion and representation in an index, securities prices will have an increasing tendency to rise or fall based on whether money is flowing into or out of passive strategies rather than based on an analysis of the prospects and valuation of individual securities. This may result in increased market volatility as more money is invested through passive strategies. As a result of the nature of a Fund’s investment activities, it is possible that such Fund’s financial performance may fluctuate substantially from period to period. Additionally, at any point in time an investment in a Fund may be worth less than the original investment, even after taking into account the reinvestment of dividends and distributions.

Significant Exposure Risk (All Funds) - To the extent that the Fund invests a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Small-Cap Company Risk (All Funds, except Affordable Housing ETF) - Investing in the securities of small-cap companies either directly or indirectly through investments in ETFs, closed-end funds or mutual funds may pose greater market and liquidity risks than larger, more established companies, because of limited product lines and/or operating history, limited financial resources, limited trading markets, and the potential lack of management depth. In addition, the securities of such companies are typically more volatile than securities of larger capitalization companies.

Specified Pools Risk (Affordable Housing ETF only) - The Fund is expected to primarily invest in specified pools of mortgage loans. This may cause the Fund to take longer to fully achieve its principal investment strategy.

Swaps Risk (All Funds) - Investments in swaps involve both the risks associated with an investment in the underlying investments or instruments (including equity investments) and counterparty risk. In a standard over-the-counter (“OTC”) swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount calculated based on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can

Impact Shares Trust I

Notes to Financial Statements

June 30, 2022

involve greater risks than direct investments in securities, because swaps may be leveraged and OTC swaps are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. Certain swap transactions, including interest rate swaps and index credit default swaps, may be subject to mandatory clearing and exchange trading, although the swaps in which the Fund will invest are not currently subject to mandatory clearing and exchange trading. The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund.

Tracking Error Risk (All Funds, except Affordable Housing ETF) - The performance of the Fund may diverge from that of the Underlying Index. Because the Fund employs a representative sampling strategy, the Fund may experience tracking error to a greater extent than a fund that seeks to replicate an index. The Adviser may not be able to cause the Fund’s performance to correlate to that of the Fund’s benchmark, either on a daily or aggregate basis. Because the Underlying Index rebalances monthly but the Fund is not obligated to do the same, the risk of tracking error may increase following the rebalancing of the Underlying Index.

Trading Issues Risk (All Funds) - Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. Market makers are under no obligation to make a market in the Fund’s shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units (as defined below). In the event market makers cease making a market in the Fund’s shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund shares may trade at a larger premium or discount to their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund’s assets are small or the Fund does not have enough shareholders.

Transactions Risk (Affordable Housing ETF only) - The Fund may purchase securities via to-be-announced transactions (“TBA Transactions”). In such a transaction, the purchase price of the securities is typically fixed at the time of the commitment, but delivery and payment can take place a month or more after the date of the commitment. At the time of delivery of the securities, the value may be more or less than the purchase or sale price. Purchasing securities in a TBA Transaction may give rise to investment leverage and may increase the Fund’s volatility. Default by, or bankruptcy of, a counterparty to a TBA Transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools specified in such transaction.

U.S. Government Securities Risk (Affordable Housing ETF only) - U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to

Impact Shares Trust I

Notes to Financial Statements

June 30, 2022

maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.

Obligations of U.S. government agencies, authorities, instrumentalities and sponsored enterprises (such as Fannie Mae and Freddie Mac) have historically involved little risk of loss of principal if held to maturity. However, the maximum potential liability of the issuers of some of these securities may greatly exceed their current resources and no assurance can be given that the U.S. government would provide financial support to any of these entities if it were not obligated to do so by law. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Administration (“FHFA”) acting as their conservator, since 2008. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of Fannie Mae or Freddie Mac and the value of their securities and the securities that they guarantee. Additionally, the U.S. government and its agencies and instrumentalities do not guarantee the market values of their securities, which may fluctuate.

Valuation Risk (All Funds) - The Funds are subject to the risk of mispricing or improper valuation of their investments, in particular to the extent that their securities are fair valued.

7. OTHER

At June 30, 2022, the records of the Trust reflected that 100% of the Funds’ total Shares outstanding were held by four Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NYSE Arca, Inc. and have been purchased and sold by persons other than Authorized Participants.

8. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosure and/or adjustments were required to the financial statements.

Impact Shares Trust I

Report of Independent Registered Public Accounting Firm

June 30, 2022

To the Shareholders and the Board of Trustees of Impact Shares Trust I

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Impact Shares Trust I (the “Trust”) (comprising Impact Shares Affordable Housing MBS ETF, Impact Shares NAACP Minority Empowerment ETF, Impact Shares Sustainable Development Goals Global Equity ETF, and Impact Shares YWCA Women’s Empowerment ETF (collectively referred to as the “Funds”)), including the schedules of investments, as of June 30, 2022, and the related statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Impact Shares Trust I at June 30, 2022, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Impact Shares Trust I	Statement of operations	Statements of changes in net assets	Financial highlights
Impact Shares Affordable Housing MBS ETF	For the period from July 26, 2021 (commencement of operations) through June 30, 2022
Impact Shares NAACP Minority Empowerment ETF	For the year ended June 30, 2022	For each of the two years in the period ended June 30, 2022	For each of the three years in the period ended June 30, 2022 and the period from July 18, 2018 (commencement of operations) through June 30, 2019
Impact Shares Sustainable Development Goals Global Equity ETF			For each of the three years in the period ended June 30, 2022 and the period from September 20, 2018 (commencement of operations) through June 30, 2019
Impact Shares YWCA Women’s Empowerment ETF			For each of the three years in the period ended June 30, 2022 and the period from August 24, 2018 (commencement of operations) through June 30, 2019

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

Impact Shares Trust I

Report of Independent Registered Public Accounting Firm

June 30, 2022

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Impact Shares investment companies since 2019.

Dallas, Texas

August 29, 2022

Impact Shares Trust I

Board of Trustees and Officers of the Trust

June 30, 2022 (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about fund directors and is available upon request without charge, at 1-844-448-3383.

Name and Date of Birth	Position(s) with the Funds	Term of Office [1] and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Impact Shares Fund Complex [2] Overseen by Trustees	Other Directorships/ Trusteeships Held During the Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

INDEPENDENT TRUSTEES

Winston I. Lowe (2/5/1951)	Trustee	Indefinite Term; Trustee since April 2018	Managing Partner, Lowe and Associates, LLC since March 2009	4	None	Significant business and legal experience as associate and managing partner at US- based law firm; significant leadership experience at law firm.
Kathleen Legg (11/9/1982)	Trustee	Indefinite Term; Trustee since April 2018	Consultant, Global Ware Digital Company since November 2014; Consultant, Independent Consultant from 2012 until 2014.	4	None	Significant experience running social media companies; Significant experience advising global nonprofits on social media engagement techniques and best practices.

[1]	Trustees serve until their successors are duly elected and qualified.
[2]	The “Impact Shares Fund Complex” consists of each series of Impact Shares Trust I.

Impact Shares Trust I

Board of Trustees and Officers of the Trust

June 30, 2022 (Unaudited)

Name and Date of Birth	Position(s) with the Funds	Term of Office [1] and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Impact Shares Fund Complex [2] Overseen by Trustees	Other Directorships/ Trusteeships Held During the Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

INTERESTED TRUSTEES

Ethan Powell [3] (6/20/1975)	Trustee; Chairman of the Board	Indefinite Term; Trustee since May 2016; Chairman of the Board since May 2016	President and Founder of Impact Shares LLC (“Impact Shares”) (a registered investment advisor dedicated to building a platform to create better socially responsible investment solutions) since December 2015; Trustee of the Highland Fund Complex from June 2012 until July 2013 and since December 2013; Chief Product Strategist of Highland Capital Management Fund Advisors, L.P. from 2012 until December 2015; Senior Retail Fund Analyst of HCM from 2007 until December 2015 and Impact Shares from its inception until December 2015; Secretary of NexPoint Credit Strategies Fund (“NHF”) from November 2010 until June 2012; President and Principal Executive Officer of NHF from June 2012 until May 2015; Secretary of NHF from May 2015 until December 2015; Executive Vice President and Principal Executive Officer of Impact Shares Trust I from May 2016 to January 2018; and Secretary of Impact Shares Trust I from May 2016 to January 2018; President and Treasurer of Impact Shares Trust I since January 2018.	4	Serves as Independent Chairman of the Board of the Highland Fund Complex and the NexPoint Credit Strategies Fund Complex (collectively, 25 funds)	Significant experience in the financial industry; significant executive experience including past service as an officer of funds in the Highland Fund Complex; significant administrative and managerial experience.

[1]	Trustees serve until their successors are duly elected and qualified.
[2]	The “Impact Shares Fund Complex” consists of each series of Impact Shares Trust I.
[3]	Mr. Powell is deemed to be an “interested person” of the Trust, as defined in the 1940 Act, because of his current affiliation with Impact Shares, Corp., the Funds’ investment adviser.

Impact Shares Trust I

Board of Trustees and Officers of the Trust

June 30, 2022 (Unaudited)

Name and Date of Birth	Position(s) with the Funds	Term of Office and Length of Time Served [4]	Principal Occupation(s) During the Past Five Years

OFFICERS

Ethan Powell (6/20/1975)	President and Treasurer	January 2018 – Present.	See above under “Interested Trustees”.

Donald J. Guiney (9/22/1956)	Secretary, Chief Compliance Officer	January 2018 – Present.	Senior Counsel, Baker & McKenzie LLP (law firm) from 2013 to 2016); Partner, Freshfields Bruckhaus Deringer (law firm) from 1997 to 2013.

Marvin Owens (02/05/1963)	Chief Engagement Officer	November 2021 – Present	Senior Director, National Economic Programs at the NAACP (2016-2020) Consultant/Lecturer (2007-2015), Vice President, Economic Empowerment at the National Urban League, (2001-2006).

Ankit Puri (06/22/1984)	Assistant Chief Financial Officer and Assistant Principal Financial Officer	November 2021 – Present.	Director, Fund Accounting at SEI Investments Global Funds Services since July 2021. Associate Director, Fund Accounting Policy, at Vanguard from September 2020 to June 2021. Senior Manager at Ernst & Young LLP from October 2017 to August 2020.

[4]	The Officers hold office until the next annual meeting of the Board of Trustees and until their successors shall have been elected and qualified.

Impact Shares Trust I

Disclosure of Fund Expenses

June 30, 2022 (Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs of your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (January 1, 2022 to June 30, 2022) (unless otherwise noted below).

The table below illustrates each Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 1/1/2022	Ending Account Value 6/30/2022	Annualized Expense Ratios	Expenses Paid During Period(1)

Impact Shares YWCA Women’s Empowerment ETF
Actual Fund Return	$1,000.00	$801.10	0.75%	$3.35
Hypothetical 5% Return	1,000.00	1,021.08	0.75	3.76

Impact Shares NAACP Minority Empowerment ETF
Actual Fund Return	$1,000.00	$783.60	0.49%	$2.17
Hypothetical 5% Return	1,000.00	1,022.37	0.49	2.46

Impact Shares Sustainable Development Goals Global Equity ETF
Actual Fund Return	$1,000.00	$813.70	0.75%	$3.37
Hypothetical 5% Return	1,000.00	1,021.08	0.75	3.76

Impact Shares Affordable Housing MBS ETF
Actual Fund Return	$1,000.00	$918.10	0.30%	$1.43
Hypothetical 5% Return	1,000.00	1,023.31	0.30	1.51

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period shown).

Impact Shares Trust I

Board Considerations in Approving the Continuation of the Investment

Advisory Agreement

June 30, 2022 (Unaudited)

Board Considerations in Approving the Continuation of the Investment Advisory Agreement

At a meeting held on February 28, 2022 with respect to Minority ETF, Women’s ETF and Sustainable Development ETF, the trustees (collectively, the “Trustees” or the “Board”) of Impact Shares Trust I (the “Trust”), including the Trustees who are not “interested persons” (as such term is defined in Section 2(a)(19) of the 1940 Act) of the Trust (such Trustees, the “Independent Trustees”), met to consider the proposed continuation of the investment advisory agreement (“Investment Advisory Agreement”) between the Trust and Impact Shares, Corp. (the “Adviser”) for an additional one-year term. The following summarizes the Trustees’ process of requesting and evaluating the information they believed to be reasonably necessary to determine whether to approve the continuation of the Investment Advisory Agreement.

In connection with their consideration of the Investment Advisory Agreement, the Independent Trustees considered the following factors. In the Trustees’ deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors.

The Nature, Extent, and Quality of the Services

In considering the Investment Advisory Agreement, the Independent Trustees evaluated the nature, extent, and quality of the advisory services provided to each Fund by the Adviser. The Independent Trustees considered the terms of the Investment Advisory Agreement and received and considered information provided by management that described, among other matters:

•	the nature and scope of the advisory services provided to each Fund and information regarding the experience, qualifications, and adequacy of the personnel providing those services,
•	the investment program used by the Adviser to manage each Fund,
•	possible fall-out benefits and potential conflicts of interest,
•	anticipated brokerage practices,
•	the compliance functions of the Adviser, and
•	the financial resources of the Adviser.

In addition to considering each Fund’s investment performance, the Independent Trustees considered, among other matters, the general oversight of the Trust by the Adviser, and also took into account information concerning the investment processes used by the Adviser in managing each Fund.

The Independent Trustees considered, among other matters, that the Adviser provides the Trust with office space and personnel, and, under the unitary-fee structure set forth in the Investment Advisory Agreement, the Adviser is responsible for bearing all of each Fund’s expenses, including the costs of transfer agency, custody, fund administration, legal, audit, and other services provided to each Fund, with certain noted exceptions. The Independent Trustees also took into account the Adviser’s compliance and operational functions, as well as the resources being devoted by the Adviser to these functions.

Impact Shares Trust I

Board Considerations in Approving the Continuation of the Investment

Advisory Agreement

June 30, 2022 (Unaudited)

The Independent Trustees noted that the Adviser’s current cash flows and expenses had outpaced revenues during the reporting period. The Independent Trustees considered the Adviser’s statements as to its operating capital loan from the Rockefeller Foundation and the Adviser’s discussions others to subsidize operating expenses, as well as on-going discussions regarding potential partnerships to support the viability of the Funds.

The Independent Trustees concluded, within the context of the Independent Trustees’ overall conclusions regarding the Investment Advisory Agreement, that: (i) the scope of the services provided to each Fund under the Investment Advisory Agreement was consistent with that Fund’s operational requirements; (ii) the Adviser has the capabilities, resources, and personnel necessary to provide the advisory services required by each Fund; and (iii) overall, the nature, extent, and quality of the services provided by the Adviser to each Fund were sufficient to warrant approval of the Investment Advisory Agreement for an additional one-year term.

Performance

The Independent Trustees considered that each Fund seeks investment results that, before fees and expenses, track the performance of that Fund’s respective underlying index and each Fund’s performance was within an acceptable level of that Fund’s underlying index. The Independent Trustees also considered that each Fund experienced three-year performance ended December 31, 2021, above the median of that Fund’s Morningstar category.

The Independent Trustees concluded, within the context of the Independent Trustees’ overall conclusions regarding the Investment Advisory Agreement, that the performance history for each Fund was not inconsistent with approval of the Investment Advisory Agreement.

The Costs of the Services Provided by the Adviser and the Profits Realized by the Adviser

The Independent Trustees considered the cost of services provided by the Adviser and the profitability to the Adviser of the Adviser’s relationship with the Trust. The Independent Trustees recognized that the Adviser, in the abstract, should be entitled to earn a reasonable level of profit for the services provided to each Fund, and that it is difficult to make comparisons of profitability from ETF advisory contracts because comparative information generally is not available and is affected by numerous factors, including the structure of the particular adviser, the types and sizes of funds that the adviser manages, the adviser’s business mix, numerous assumptions about cost allocations, and the adviser’s capital structure and cost of capital.

The Independent Trustees also considered that the Adviser is a Section 501(c)(3) nonprofit organization under the U.S. Internal Revenue Code of 1986, as amended, and considered whether it might be appropriate to analyze some or all of the amounts that the Adviser has committed to donate to each Fund’s partner nonprofit as analogous to the profits earned by for-profit investment advisers to investment companies. The Independent Trustees noted that the Adviser’s expenses currently exceed revenues and that, based on the Adviser’s projections, it was unlikely that the fees paid to the Adviser by a Fund would significantly exceed the Adviser’s cost of providing services to that Fund in the near

Impact Shares Trust I

Board Considerations in Approving the Continuation of the Investment

Advisory Agreement

June 30, 2022 (Unaudited)

term. Further the Independent Trustees concluded that, even if any said excess were to be analyzed as though said excess were profit to the Adviser, the expected “profitability” was not excessive and supported the approval of the Investment Advisory Agreement for an additional one-year term.

Fees and Other Expenses

The Independent Trustees considered the unitary fee paid by each Fund to the Adviser, as well as each Fund’s distribution and service (Rule 12b-1) plan, “other expenses,” and total expenses. In doing so, the Independent Trustees reviewed information provided by Impact Shares comparing the expenses of each Fund relative to those of a peer group of funds selected by Morningstar (“Peer Group”). The Independent Trustees considered that each Fund’s net expense ratio was below the median of that Fund’s Morningstar Peer Group (including both mutual funds and ETFs) and above the median of that Fund’s Morningstar Peer Group (including index funds only).

The Independent Trustees noted that, under the unitary-fee arrangement described in the Investment Advisory Agreement, the Adviser is responsible for substantially all expenses of each Fund, including the cost of transfer agency, custody, fund administration, legal, audit, and other services except for: (i) distribution and service fees payable pursuant to a Rule 12b-1 plan, if any; (ii) salaries and other compensation or expenses, including travel expenses, of any of a Fund’s executive officers and employees, if any, who are not officers, directors, shareholders, members, partners, or employees of the Adviser or the Adviser’s subsidiaries or affiliates; (iii) taxes and governmental fees, if any, levied against a Fund; (iv) brokerage fees and commissions, and other portfolio transaction expenses incurred by or for a Fund; (v) expenses of a Fund’s securities lending (if any), including any securities lending agent fees, as governed by a separate securities lending agreement; (vi) extraordinary expenses, including extraordinary legal expenses, as may arise, including, without limitation, expenses incurred in connection with litigation, proceedings, other claims, contractual arrangements with partner nonprofits, and the legal obligations of a Fund to indemnify the Fund’s Trustees, officers, employees, shareholders, distributors, and agents with respect thereto; and (vii) expenses of a Fund which are capitalized in accordance with generally accepted accounting principles.

The Independent Trustees noted that the Adviser, at the time of the Meeting, did not advise any accounts other than the Funds.

Based on this and other information, the Independent Trustees concluded that, within the context of the Independent Trustees’ overall conclusions regarding the Investment Advisory Agreement, the fees and expenses charged represented reasonable compensation to the Adviser in light of the services provided to each Fund.

Possible Fall-Out Benefits

The Independent Trustees considered information regarding the direct and indirect benefits to the Adviser from the Adviser’s relationship with each Fund, including reputational and other “fall out” benefits. The Independent Trustees considered the receipt of these benefits in light of the Adviser’s “profitability,” and concluded that these benefits were not excessive, even if the amounts the Adviser has committed to donate to the partner nonprofits were to be analyzed as though these amounts were profits to the Adviser.

Impact Shares Trust I

Board Considerations in Approving the Continuation of the Investment

Advisory Agreement

June 30, 2022 (Unaudited)

Possible Economies of Scale

The Independent Trustees considered the extent to which the Adviser may realize economies of scale or other efficiencies in managing and supporting each Fund. The Independent Trustees considered that no Fund has any breakpoints in that Fund’s fee arrangement with the Adviser. The Independent Trustees concluded that each Fund’s overall fee arrangements represent an appropriate sharing at the present time between Fund shareholders and the Adviser of any economies of scale or other efficiencies in the management of each Fund at current asset levels.

Based on the factors described above, the Independent Trustees concluded that the approval of the Investment Advisory Agreement for an additional one-year term was in the best interests of the Funds and should be approved.

The Independent Trustees then discussed the potential costs and benefits of adding a third Independent Trustee. In response to questions, Mr. McCabe explained that various exemptive rules under the 1940 Act requires that the selection and nomination of Independent Trustees be entrusted to the current Independent Trustees. Discussion followed regarding the possible timetable for adding an Independent Trustees.

Impact Shares Trust I

Review of Liquidity Risk Management Program

June 30, 2022 (Unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Impact Shares Trust I (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for the Impact Shares NAACP Minority Empowerment ETF, the Impact Shares YWCA Women’s Empowerment ETF, the Impact Shares Sustainable Development Goals Global Equity ETF and the Impact Shares Affordable Housing MBS ETF (each a “Fund and collectively the “Funds”) , each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Directors (the “Board”) of the Trust, on behalf of the Funds, met on November 18, 2021 (the “Meeting”) to review the Program. The Board previously appointed Impact Shares Corp (“Impact Shares”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. Impact Shares also previously delegated oversight of the Program to the Liquidity Risk Management Committee (the “Committee”), whose members are Mr. Ethan Powell and Mr. Donald Guiney. At the Meeting, the Committee, on behalf of Impact Shares, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, and any material changes to the Program (the “Report”).

The Report covered the period from the implementation of the Program on November 20, 2019 through November 18, 2021 (the “Program Reporting Period”).

The Report noted that all of the Funds’ investments consisted of highly liquid publicly-traded equities and, in the case of the Impact Shares Affordable Housing MBS ETF, liquid agency MBS. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Funds and the overall market.

The Committee summarized the relevant provisions of the Program applicable to the Funds and reported that during the Program Reporting Period, the Committee had not become aware of the existence of any liquidity events that impacted any of the Funds or their ability to timely meet redemptions without dilution to existing shareholders. The Committee further reported that there had been no material changes to the Program during the Program Reporting Period.

Impact Shares Trust I

Notice to Shareholders

June 30, 2022 (Unaudited)

For shareholders that do not have a June 30, 2022 tax year end, this notice is for informational purposes only. For shareholders with a June 30, 2022 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended June 30, 2022, the Funds are designating the following items with regard to distributions paid during the year.

	Return of Capital	Long Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Dividends Qualifying for Corporate Dividend Receivable Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Qualified Short Term Capital Gain (5)	Qualifying Business Income (6)
Impact Shares YWCA Women’s Empowerment ETF	0.00%	36.30%	63.70%	100.00%	23.84%	25.35%	0.00%	0.00%	100.00%	0.77%
Impact Shares NAACP Minority Empowerment ETF	0.00%	18.42%	81.58%	100.00%	33.28%	34.30%	0.00%	0.00%	100.00%	0.67%
Impact Shares Sustainable Development Goals Global Equity ETF	0.00%	84.81%	15.19%	100.00%	32.72%	87.24%	0.00%	0.00%	100.00%	0.08%
Impact Shares Affordable Housing MBS ETF	0.00%	0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	98.62%	0.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

Impact Shares Trust I

Notice to Shareholders

June 30, 2022 (Unaudited)

(5)

The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the tax year ending June 30, 2022. Complete information will be computed and reported in conjunction with your 2022 Form 1099-DIV.

.

Impact Shares Trust I

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Fund’s NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of the Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in their NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at www.impactetfs.org.

2189 Broken Bend

Frisco, Texas 75034

844-448-3383

www.impactetfs.org

Investment Adviser:

Impact Shares, Corp.

2189 Broken Bend

Frisco, Texas 75034

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Transfer Agent:

Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Custodian:

Bank of New York Mellon

225 Liberty Street

New York, NY 10286

Legal Counsel:

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

This information must be preceded or accompanied by a current prospectus for the Funds.

IMP-AR-001-0400

Item 2.    Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller, or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the past fiscal year.

Item 3.    Audit Committee Financial Expert.

(a)(1)    The Fund’s Audit Committee currently does not have an Audit Committee Financial Expert.

(a)(2)    Not applicable.

(a)(3)    At this time, the Registrant believes that the collective experience provided by the members of the Audit Committee together offer the Registrant adequate oversight for the Registrant’s level of financial complexity.

Item 4.    Principal Accountant Fees and Services.

Fees billed by Ernst & Young (“EY”) Related to the Trust.

EY billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2022			2021
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$102,000	N/A	N/A	$72,000	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees(2)	$26,000	N/A	N/A	$15,500	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

2

(2)	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include federal, state, and excise tax reviews.

(e)(1)    Not Applicable.

(e)(2)    Percentage of fees billed applicable to non-audit services approved pursuant to the “de minimis” exception of Rule 2-01(c)(7)(i)(C) were as follows:

	2022	2021
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

(f)          Not applicable.

(g)        The aggregate non-audit fees and services billed by EY for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years were $26,000 and $15,500 for 2022 and 2021, respectively.

(h)        During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant either to the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the audit committee of the Registrant’s Board of Trustees. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)            Not applicable.

(j)            Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

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Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for the Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(b)) also accompany this filing as an exhibit.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		Impact Shares Trust I

By	(Signature and Title)	/s/ Ethan Powell
Ethan Powell, President, Principal
Executive Officer, Treasurer, and
Principal Financial Officer

Date: September 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Ethan Powell
Ethan Powell, President and Principal
Executive Officer

Date: September 8, 2022

By	(Signature and Title)	/s/ Ethan Powell
Ethan Powell, Treasurer and
Principal Financial Officer

Date: September 8, 2022

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